UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22774

Name of Fund: BlackRock Multi-Sector Income Trust (BIT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Multi-Sector Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2016

Date of reporting period: 07/31/2016

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2016 (Unaudited)	BlackRock Multi-Sector Income Trust (BIT) (Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Aerospace & Defense — 0.3%
United Technologies Corp.		25,650	$2,761,223
Oil, Gas & Consumable Fuels — 0.1%
Denbury Resources, Inc.		43,560	122,815
Vantage Drilling International (a)		2,018	—
Whiting Petroleum Corp. (a)		34,342	253,100

			375,915
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I LLC, (Acquired 12/28/15, cost $8,635) (b)		561	561
Total Common Stocks — 0.4%			3,137,699

Asset-Backed Securities		Par (000)
Asset-Backed Securities — 30.7%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A2D, 0.79%, 2/25/36 (c)	USD	6,361	5,742,608
Adirondack Park CLO Ltd., Series 2013-1A, Class E, 5.33%, 4/15/24 (c)(d)		2,000	1,676,073
ALM Loan Funding, Series 2013-7RA, Class D, 5.71%, 4/24/24 (c)(d)		1,000	934,970
ALM VI Ltd., Series 2012-6A (c)(d)(e):
Class B2R, 3.48%, 7/15/26		1,300	1,287,910
Class CR, 4.43%, 7/15/26		1,000	949,500
ALM XIV Ltd., Series 2014-14A, Class C, 4.19%, 7/28/26 (c)(d)		3,610	3,405,155
American Homes 4 Rent, Series 2014-SFR2, Class E, 6.23%, 10/17/36 (d)		2,000	2,165,884
AMMC CDO, Series 2015-16A, Class C, 3.77%, 4/14/27 (c)(d)		1,250	1,249,786
AMMC CLO IX, Ltd., Series 2011-9A, Class ER, 8.33%, 1/15/22 (c)(d)		1,000	975,980
AMMC CLO XII Ltd., Series 2013-12A, Class D1, 4.38%, 5/10/25 (c)(d)(e)		1,000	962,112
Anchorage Capital CLO 3 Ltd., Series 2014-3A, Class B, 3.74%, 4/28/26 (c)(d)		1,000	997,316
Anchorage Capital CLO 6 Ltd., Series 2015-6A (c)(d):
Class C, 3.53%, 4/15/27		700	683,550
Class D, 4.08%, 4/15/27		1,000	935,246

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Apidos CDO, Series 2012-9AR, Class CR, 3.58%, 7/15/23 (c)(d)	USD	1,250	$1,244,807
Apidos CLO XII, Series 2013-12A, Class D, 3.73%, 4/15/25 (c)(d)(e)		1,000	935,587
Atrium X, Series 10A (c)(d):
Class D, 4.18%, 7/16/25 (e)		1,000	957,397
Class E, 5.18%, 7/16/25		2,000	1,710,022
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE9, Class 2A, 0.63%, 11/25/36 (c)		5,407	4,601,833
Benefit Street Partners CLO II Ltd., Series 2013-IIA, Class C, 4.18%, 7/15/24 (c)(d)(e)		1,750	1,600,425
Benefit Street Partners CLO VI Ltd., Series 2015-VIA (c)(d):
Class B, 3.73%, 4/18/27 (e)		1,000	985,000
Class C, 4.38%, 4/18/27		1,000	943,063
Betony CLO Ltd., Series 2015-1A, Class D, 4.28%, 4/15/27 (c)(d)		1,000	925,652
C-BASS Trust, Series 2006-CB7, Class A4, 0.65%, 10/25/36 (c)		8,643	6,290,278
Carlyle Global Market Strategies CLO Ltd. (c)(d)(e):
Series 2012-1AR, Class DR, 4.45%, 4/20/22		1,000	998,149
Series 2012-4A, Class D, 5.20%, 1/20/25		2,350	2,351,378
Series 2013-2A, Class D, 4.43%, 4/18/25		1,250	1,212,165
Carrington Mortgage Loan Trust, Series 2006-FRE2 (c):
Class A2, 0.61%, 10/25/36		6,144	3,605,697
Class A5, 0.57%, 10/25/36		12,658	7,388,245
CIFC Funding Ltd. (c)(d):
Series 2012-1AR, Class B1R, 4.78%, 8/14/24 (e)		2,000	1,991,846
Series 2014-3A, Class D, 4.10%, 7/22/26		480	442,744
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (d)		3,671	3,645,708
Flatiron CLO Ltd., Series 2012-1A, Class C, 5.21%, 10/25/24 (c)(d)(e)		1,375	1,375,333
Fremont Home Loan Trust, Class 2A3 (c):
Series 2006-A, 0.65%, 5/25/36		25,852	14,002,620
Series 2006-D, 0.64%, 11/25/36		23,731	10,152,954
GoldenTree Loan Opportunities VII Ltd., Series 2013-7A, Class D, 4.01%, 4/25/25 (c)(d)		1,250	1,202,250

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	1

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
GSAMP Trust (c):
Series 2006-FM2, Class A2C, 0.64%, 9/25/36	USD	11,869	$5,597,992
Series 2007-FM2, Class A2B, 0.58%, 1/25/37		8,405	5,116,309
Highbridge Loan Management Ltd., Series 4A-2014, Class B, 3.74%, 7/28/25 (c)(d)		2,000	1,994,430
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A3, 0.66%, 4/25/37 (c)		13,856	9,050,930
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M2, 7.17%, 4/15/40 (c)		6,115	4,285,997
Long Beach Mortgage Loan Trust, Series 2006-1, Class 1A, 0.71%, 2/25/36 (c)		6,315	5,078,640
Madison Park Funding IX Ltd., Series 2012-9AR, Class C1R, 3.48%, 8/15/22 (c)(d)(e)		1,000	999,949
Madison Park Funding Ltd. (c):
Series 2012-10A, Class D, 4.95%, 1/20/25 (d)(e)		1,000	1,004,460
Series 2012-8X, Class E, 5.99%, 4/22/22		3,000	2,894,534
Madison Park Funding XV Ltd., Series 2014-15A, Class B1, 3.98%, 1/27/26 (c)(d)		1,600	1,618,178
Madison Park Funding XVI Ltd., Series 2015-16A (c)(d)(e):
Class B, 3.70%, 4/20/26		1,000	999,400
Class C, 4.40%, 4/20/26		1,000	936,600
Mastr Asset-Backed Securities Trust (c):
Series 2006-HE2, Class A3, 0.64%, 6/25/36		11,634	6,273,165
Series 2006-WMC2, Class A5, 0.74%, 4/25/36		8,898	3,839,138
Morgan Stanley IXIS Real Estate Capital Trust, Series 2006-2, Class A3, 0.64%, 11/25/36 (c)		14,886	6,810,056
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class C, 4.68%, 1/15/24 (c)(d)(e)		1,000	983,245
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class C, 4.28%, 11/14/26 (c)(d)		1,000	943,318

Asset-Backed Securities		Par (000)		Value
Asset-Backed Securities (continued)
OHA Credit Partners VII Ltd., Series 2012-7A, Class D, 4.64%, 11/20/23 (c)(d)(e)	USD	3,000		$2,965,384
OneMain Financial Issuance Trust, Series 2015-2A, Class C, 4.32%, 7/18/25 (d)		5,000		4,968,238
OZLM Funding IV Ltd., Series 2013-4A, Class C, 3.90%, 7/22/25 (c)(d)(e)		1,250		1,145,119
OZLM Funding Ltd., Series 2012-2A, Class C, 4.99%, 10/30/23 (c)(d)(e)		2,000		2,000,256
Pretium Mortgage Credit Partners LLC, Series 2016-NPL3, Class A1, 4.38%, 5/27/31 (d)(f)		6,545		6,591,345
Race Point CLO Ltd., Series 2011-5AR, Class ER, 6.34%, 12/15/22 (c)(d)		1,500		1,461,513
Renaissance Home Equity Loan Trust, Series 2007-3, Class AF2, 7.00%, 9/25/37 (f)		4,602		2,736,974
Santander Drive Auto Receivables Trust, Series 2014-S4, 0.00%, 4/16/19 (g)		3		11,498,880
Saxon Asset Securities Trust, Series 2007-3, Class 2A3, 0.89%, 9/25/47 (c)		5,000		3,725,500
Scholar Funding Trust, Series 2013-A, Class R, 0.00% (d)		—	(h)	3,027,141
SMB Private Education Loan Trust, Series 2015-C, Class C, 4.50%, 9/17/46 (d)		4,100		4,072,136
Symphony CLO Ltd., Series 2012-10AR, Class CR, 3.49%, 7/23/23 (c)(d)(e)		1,500		1,497,027
Symphony CLO XV Ltd., Series 2014-15A, Class D, 4.43%, 10/17/26 (c)(d)		3,500		3,349,436
TICP CLO I Ltd., Series 2015-1A, Class C, 3.70%, 7/20/27 (c)(d)		1,000		981,885
Treman Park CLO LLC, Series 2015-1A, Class D, 4.56%, 4/20/27 (c)(d)		1,500		1,442,600
Tyron Park CLO Ltd., Series 2013-1A (c)(d):
Class C, 4.18%, 7/15/25 (e)		1,250		1,167,284
Class D, 5.08%, 7/15/25		1,000		829,971
Venture XX CLO Ltd., Series 2015-20A (c)(d):
Class C, 3.83%, 4/15/27 (e)		1,000		999,836

2	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Asset-Backed Securities		Par (000)	Value
Asset-Backed Securities (continued)
Venture XX CLO Ltd., Series 2015-20A (c)(d) (continued):
Class D, 4.53%, 4/15/27	USD	520	$490,579
Venture XXI CLO Ltd., Series 2015-21A, Class D, 4.28%, 7/15/27 (c)(d)		480	435,436
VOLT XLVI LLC, Series 2016-NPL6, Class A1, 3.88%, 6/25/46 (d)(f)		4,902	4,897,603
Voya CLO Ltd., Series 2012-2AR, Class CR, 3.63%, 10/15/22 (c)(d)(e)		1,350	1,339,119
WaMu Asset-Backed Certificates Trust, Series 2007-HE3, Class 2A3, 0.73%, 5/25/47 (c)		11,214	7,485,522
Westvue Mortgage Loan Trust, Series 2015-1A, Class A, 4.50%, 9/25/20 (d)(f)		2,705	2,711,351
Total Asset-Backed Securities - 30.7%			220,775,719

Corporate Bonds
Aerospace & Defense — 0.8%
Accudyne Industries Borrower/Accudyne Industries LLC, 7.75%, 12/15/20 (d)(e)		840	705,600
Bombardier, Inc. (d):
5.50%, 9/15/18		257	258,928
6.00%, 10/15/22		73	64,423
7.50%, 3/15/25		737	645,251
KLX, Inc., 5.88%, 12/01/22 (d)		345	349,312
TransDigm, Inc.:
5.50%, 10/15/20		262	268,550
7.50%, 7/15/21 (e)		312	329,940
6.00%, 7/15/22 (e)		1,971	2,034,111
6.50%, 7/15/24 (e)		356	369,770
6.38%, 6/15/26 (d)		403	414,082

			5,439,967
Air Freight & Logistics — 0.1%
XPO Logistics, Inc.:
5.75%, 6/15/21	EUR	100	109,977
6.50%, 6/15/22 (d)(e)	USD	760	752,400

			862,377
Airlines — 3.2%
Air Canada Pass-Through Trust, Series 2013-1, Class B, 5.38%, 11/15/22 (d)(e)		2,747	2,788,189

Corporate Bonds		Par (000)	Value
Airlines (continued)
American Airlines Pass-Through Trust (e):
Series 2013-1, Class C, 6.13%, 7/15/18 (d)	USD	1,080	$1,124,550
Series 2013-2, Class A, 4.95%, 7/15/24		1,998	2,187,575
Continental Airlines Pass-Through Trust (e):
Series 2003-ERJ1, 7.88%, 1/02/20		365	379,395
Series 2007-1, Class B, 6.90%, 10/19/23		465	488,493
Series 2012-1, Class B, 6.25%, 10/11/21		400	429,179
Series 2012-3, Class C, 6.13%, 4/29/18		408	429,420
Delta Air Lines Pass-Through Trust, Class B (e):
Series 2007-1, 8.02%, 2/10/24		1,981	2,275,770
Series 2012-1, 6.88%, 5/07/19 (d)		3,330	3,595,865
United Airlines Pass-Through Trust (e):
Series 2014-2, Class B, 4.63%, 3/03/24		2,615	2,621,641
Series 2015-1, Class A, 3.70%, 6/01/24		3,570	3,748,500
US Airways Pass-Through Trust, Class B (e):
Series 2011-1, 9.75%, 4/22/20		2,109	2,362,517
Series 2013-1, 5.38%, 5/15/23		816	834,352

			23,265,446
Auto Components — 0.5%
CNH Industrial Finance Europe SA, 2.88%, 5/17/23	EUR	175	201,011
Faurecia, 3.63%, 6/15/23		111	128,441
Fiat Chrysler Finance Europe:
6.63%, 3/15/18		102	123,444
4.75%, 3/22/21		133	162,761
4.75%, 7/15/22		100	122,298
FTE Verz`waltungs GmbH, 9.00%, 7/15/20		100	117,983
Goodyear Dunlop Tires Europe BV, 3.75%, 12/15/23		100	118,229
Goodyear Tire & Rubber Co., 5.00%, 5/31/26	USD	77	81,139

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	3

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Auto Components (continued)
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19 (e)	USD	481	$477,392
5.88%, 2/01/22		515	491,825
Schaeffler Finance BV, 4.75%, 5/15/21 (d)(e)		1,045	1,080,269
Schaeffler Holding Finance BV (i):
(5.75% Cash or 6.50% PIK), 5.75%, 11/15/21	EUR	61	73,895
(6.75% Cash), 6.75%, 11/15/22 (d)(e)	USD	678	748,751

			3,927,438
Automobiles — 0.4%
General Motors Co., 6.25%, 10/02/43 (e)		2,194	2,646,837
Banks — 1.1%
ABN AMRO Bank NV, 5.75% (c)(j)	EUR	200	217,172
Allied Irish Banks PLC, 4.13%, 11/26/25 (c)		100	107,034
Bank of Ireland, 4.25%, 6/11/24 (c)		100	111,457
Bankia SA, 4.00%, 5/22/24 (c)		300	329,432
CIT Group, Inc.:
5.25%, 3/15/18 (e)	USD	588	611,520
5.50%, 2/15/19 (d)		280	296,800
5.00%, 8/01/23 (e)		880	926,200
Commerzbank AG:
7.75%, 3/16/21	EUR	100	135,781
4.00%, 3/23/26		47	54,769
Intesa Sanpaolo SpA, 2.86%, 4/23/25		115	128,097
Rizal Commercial Banking Corp., 4.25%, 1/22/20	USD	100	105,532
Sberbank of Russia Via SB Capital SA, 5.25%, 5/23/23 (d)		5,000	4,877,000

			7,900,794
Beverages — 0.4%
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/01/46 (e)		2,160	2,631,137
OI European Group BV, 6.75%, 9/15/20	EUR	75	100,515
Verallia Packaging SASU, 5.13%, 8/01/22		100	117,949

			2,849,601

Corporate Bonds		Par (000)	Value
Biotechnology — 0.0%
Senvion Holding GmbH, 6.63%, 11/15/20	EUR	145	$169,544
Building Materials — 0.0%
Dry Mix Solutions Investissements SAS, 3.99%, 6/15/21 (c)		100	111,241
Titan Global Finance PLC, 3.50%, 6/17/21		100	113,801

			225,042
Building Products — 0.6%
American Builders & Contractors Supply Co., Inc. (d)(e):
5.63%, 4/15/21	USD	375	387,187
5.75%, 12/15/23		285	299,963
Building Materials Corp. of America, 6.00%, 10/15/25 (d)(e)		247	267,378
Cemex SAB de CV, 5.88%, 3/25/19 (d)(e)		200	205,728
HeidelbergCement AG, 2.25%, 3/30/23	EUR	100	116,966
Masonite International Corp., 5.63%, 3/15/23 (d)(e)	USD	360	379,350
Ply Gem Industries, Inc., 6.50%, 2/01/22 (e)		919	934,163
Standard Industries, Inc. (d)(e):
5.13%, 2/15/21		157	164,065
5.50%, 2/15/23		257	267,923
USG Corp.:
9.50%, 1/15/18 (e)		622	681,090
5.88%, 11/01/21 (d)		45	47,250
5.50%, 3/01/25 (d)(e)		435	464,362

			4,215,425
Capital Markets — 0.2%
AE-Rotor Holding BV, 4.97%, 3/28/18		140	140,233
American Capital Ltd., 6.50%, 9/15/18 (d)(e)		700	714,420
E*Trade Financial Corp. (e):
5.38%, 11/15/22		185	196,100
4.63%, 9/15/23		490	507,150

			1,557,903
Chemicals — 0.6%
Axalta Coating Systems US Holdings, Inc./Axalta Coating Systems Dutch Holding BV, 7.38%, 5/01/21 (d)(e)		380	401,850

4	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Chemicals (continued)
Chemours Co.:
6.63%, 5/15/23	USD	120	$103,500
7.00%, 5/15/25		165	140,250
Huntsman International LLC, 4.88%, 11/15/20		180	182,700
Ineos Finance PLC, 4.00%, 5/01/23	EUR	115	130,499
Inovyn Finance PLC, 6.25%, 5/15/21		100	116,272
Momentive Performance Materials, Inc., 3.88%, 10/24/21 (e)	USD	609	476,610
Montichem Holdco 3 SA, 5.25%, 6/15/21	EUR	109	122,471
NOVA Chemicals Corp., 5.25%, 8/01/23 (d)	USD	145	149,531
Platform Specialty Products Corp. (d)(e):
10.38%, 5/01/21		65	65,325
6.50%, 2/01/22		1,427	1,237,923
PQ Corp., 6.75%, 11/15/22 (d)		355	373,417
PSPC Escrow Corp., 6.00%, 2/01/23	EUR	153	148,812
WR Grace & Co-Conn, 5.63%, 10/01/24 (d)(e)	USD	300	321,750

			3,970,910
Commercial Services & Supplies — 1.2%
AA Bond Co., Ltd., 5.50%, 7/31/43	GBP	100	129,128
ADT Corp.:
3.50%, 7/15/22	USD	506	475,007
4.13%, 6/15/23		86	82,453
Aviation Capital Group Corp., 6.75%, 4/06/21 (d)(e)		5,000	5,842,500
Bilbao Luxembourg SA, (10.50% Cash or 11.25% PIK), 10.50%, 12/01/18 (i)	EUR	100	109,564
Brand Energy & Infrastructure Services, Inc., 8.50%, 12/01/21 (d)	USD	352	350,240
Iron Mountain, Inc., 6.00%, 10/01/20 (d)(e)		435	458,925
Mobile Mini, Inc., 5.88%, 7/01/24 (d)		447	463,763
Silk Bidco AS, 7.50%, 2/01/22	EUR	108	127,083
United Rentals North America, Inc.:
7.63%, 4/15/22	USD	144	153,818
5.75%, 11/15/24 (e)		450	466,875
5.88%, 9/15/26		90	93,488

			8,752,844
Communications Equipment — 0.6%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29 (e)		1,605	1,705,312

Corporate Bonds		Par (000)	Value
Communications Equipment (continued)
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (d)(e)	USD	610	$643,550
CommScope, Inc., 4.38%, 6/15/20 (d)(e)		170	175,568
Nokia OYJ, 6.63%, 5/15/39 (e)		245	263,987
Zayo Group LLC/Zayo Capital, Inc., 6.38%, 5/15/25 (e)		1,107	1,158,199

			3,946,616
Construction & Engineering — 0.2%
Aeropuerto Internacional de Tocumen SA, 5.63%, 5/18/36 (d)		200	206,500
BlueLine Rental Finance Corp., 7.00%, 2/01/19 (d)(e)		643	591,560
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (d)(e)		900	916,875

			1,714,935
Construction Materials — 0.9%
American Tire Distributors, Inc., 10.25%, 3/01/22 (d)(e)		295	271,031
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (e)		353	379,475
HD Supply, Inc. (e):
7.50%, 7/15/20		1,946	2,033,570
5.25%, 12/15/21 (d)		1,265	1,339,319
5.75%, 4/15/24 (d)		1,157	1,232,031
LKQ Italia Bondco SpA, 3.88%, 4/01/24	EUR	302	356,206
PulteGroup, Inc.:
5.50%, 3/01/26	USD	257	268,015
6.00%, 2/15/35		88	90,420
Rexel SA, 3.50%, 6/15/23	EUR	223	255,784

			6,225,851
Consumer Finance — 0.9%
Ally Financial, Inc., 8.00%, 11/01/31 (e)	USD	4,555	5,545,712
Navient Corp.:
5.00%, 10/26/20 (e)		370	360,750
6.63%, 7/26/21		173	174,730
5.50%, 1/25/23		30	27,825
6.13%, 3/25/24		132	124,740
5.88%, 10/25/24		138	127,305
5.63%, 8/01/33		105	81,638
OneMain Financial Holdings LLC (d):
6.75%, 12/15/19		112	113,288

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	5

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Consumer Finance (continued)
OneMain Financial Holdings LLC (d) (continued):
7.25%, 12/15/21	USD	110	$110,000

			6,665,988
Containers & Packaging — 1.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
6.75%, 1/31/21 (d)		630	648,144
4.25%, 1/15/22	EUR	100	115,350
6.75%, 5/15/24		156	182,692
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc. (d):
6.25%, 1/31/19	USD	403	412,067
4.63%, 5/15/23		252	253,575
7.25%, 5/15/24 (e)		1,126	1,187,930
Bahia Sul Holdings GmbH, 5.75%, 7/14/26 (d)		481	473,184
Ball Corp., 5.00%, 3/15/22		440	470,800
Crown European Holdings SA:
4.00%, 7/15/22	EUR	103	125,230
3.38%, 5/15/25		154	176,545
Fibria Overseas Finance, Ltd., 5.25%, 5/12/24	USD	381	392,735
JH-Holding Finance SA, 8.25%, 12/01/22 (i)	EUR	102	121,840
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu (d):
4.13%, 7/15/21 (c)	USD	866	872,495
5.13%, 7/15/23 (k)		139	143,344
7.00%, 7/15/24		529	559,087
Sappi Papier Holding GmbH, 4.00%, 4/01/23	EUR	200	233,103
Sealed Air Corp.:
4.88%, 12/01/22 (d)(e)	USD	100	105,125
4.50%, 9/15/23	EUR	100	121,583
5.13%, 12/01/24 (d)(e)	USD	139	146,124
6.88%, 7/15/33 (d)		99	104,940
Suzano Trading, Ltd., 5.88%, 1/23/21 (d)		381	399,707

			7,245,600
Diversified Consumer Services — 0.2%
ADT Corp., 4.88%, 7/15/32 (d)		40	33,100
APX Group, Inc.:
6.38%, 12/01/19		255	261,375
8.75%, 12/01/20		125	118,750

Corporate Bonds		Par (000)	Value
Diversified Consumer Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc., 9.25%, 5/15/23 (d)	USD	636	$678,930
Service Corp. International, 5.38%, 5/15/24 (e)		590	629,825

			1,721,980
Diversified Financial Services — 1.0%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (e):
4.63%, 10/30/20		759	811,181
5.00%, 10/01/21		318	346,779
Aircastle Ltd.:
6.25%, 12/01/19 (e)		784	864,360
5.00%, 4/01/23		80	83,904
Deutsche Bank AG, 4.50%, 5/19/26	EUR	100	107,522
DPL, Inc., 6.50%, 10/15/16	USD	50	50,125
Garfunkelux Holdco 3 SA, 8.50%, 11/01/22	GBP	100	131,022
General Motors Financial Co., Inc., 4.25%, 5/15/23 (e)	USD	326	341,935
Goldman Sachs Group, Inc., 5.30% (c)(j)		155	157,519
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (d)(e)		845	790,075
Mercury Bondco PLC, (8.25% Cash, 9.00% PIK), 8.25%, 5/30/21 (i)	EUR	358	406,601
Reynolds Group Issuer, Inc.:
9.88%, 8/15/19	USD	245	251,737
5.75%, 10/15/20		590	609,175
8.25%, 2/15/21		1,191	1,238,640
UniCredit SpA:
6.95%, 10/31/22	EUR	270	342,435
5.75%, 10/28/25 (c)		207	241,775
WMG Acquisition Corp., 5.00%, 8/01/23 (d)	USD	80	81,200

			6,855,985
Diversified Telecommunication Services — 2.6%
AT&T, Inc., 4.75%, 5/15/46 (e)		2,545	2,695,033
CenturyLink, Inc., 6.45%, 6/15/21 (e)		544	580,720
Frontier Communications Corp.:
7.13%, 3/15/19		195	208,650
7.13%, 1/15/23 (e)		65	60,288
7.63%, 4/15/24 (e)		455	419,737
6.88%, 1/15/25 (e)		1,155	1,012,923
11.00%, 9/15/25		485	517,738
Level 3 Financing, Inc.:
5.38%, 8/15/22		140	147,000

6	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services (continued)
Level 3 Financing, Inc. (continued):
5.63%, 2/01/23 (e)	USD	360	$378,000
5.13%, 5/01/23 (e)		990	1,019,700
5.38%, 1/15/24 (e)		294	308,332
5.38%, 5/01/25 (e)		825	866,250
5.25%, 3/15/26 (d)		186	194,603
OTE PLC, 3.50%, 7/09/20	EUR	200	224,396
SoftBank Group Corp., 5.25%, 7/30/27		191	235,095
Telecom Italia Capital SA, 6.00%, 9/30/34 (e)	USD	705	690,900
Telecom Italia Finance SA, 7.75%, 1/24/33	EUR	81	123,389
Telecom Italia SpA:
3.25%, 1/16/23		273	332,216
3.63%, 1/19/24		146	177,637
Verizon Communications, Inc., 6.55%, 9/15/43 (e)	USD	6,500	8,843,659

			19,036,266
Electric Utilities — 0.5%
AES Corp.:
8.00%, 6/01/20 (e)		280	329,000
4.88%, 5/15/23		350	355,250
AES Gener SA, 5.00%, 7/14/25 (d)		762	812,039
Star Energy Geothermal Wayang Windu Ltd., 6.13%, 3/27/20		1,700	1,774,375

			3,270,664
Electrical Equipment — 0.1%
Belden, Inc., 5.50%, 4/15/23	EUR	111	130,303
Trionista TopCo GmbH, 6.88%, 4/30/21		213	250,636

			380,939
Electronic Equipment, Instruments & Components — 0.2%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22 (e)	USD	770	821,975
5.00%, 9/01/23 (e)		550	561,000
5.50%, 12/01/24		247	257,589

			1,640,564
Energy Equipment & Services — 0.3%
Ensco PLC:
4.70%, 3/15/21		85	72,250
4.50%, 10/01/24		317	217,938
5.20%, 3/15/25 (e)		239	162,520
Gates Global LLC/Gates Global Co., 6.00%, 7/15/22 (d)		418	380,380

Corporate Bonds		Par (000)	Value
Energy Equipment & Services (continued)
Noble Holding International Ltd.:
4.63%, 3/01/21	USD	40	$33,220
6.95%, 4/01/25		105	86,940
Transocean, Inc.:
6.00%, 3/15/18		195	190,125
7.38%, 4/15/18		35	34,300
8.13%, 12/15/21		694	579,490
5.05%, 10/15/22		341	243,815
Weatherford International, Ltd., 7.75%, 6/15/21		255	240,895

			2,241,873
Environmental, Maintenance, & Security Service — 0.0%
Befesa Zinc SAU Via Zinc Capital SA, 8.88%, 5/15/18	EUR	100	113,710
Food & Staples Retailing — 0.8%
Albertsons Cos. LLC/Safeway, Inc./New Albertson’s, Inc./Albertson’s LLC, 6.63%, 6/15/24 (d)	USD	172	182,750
Casino Guichard Perrachon SA:
5.98%, 5/26/21	EUR	200	266,527
3.31%, 1/25/23		200	249,614
Dollar Tree, Inc., 5.75%, 3/01/23	USD	2,510	2,710,800
Rite Aid Corp.:
6.75%, 6/15/21 (e)		329	345,861
6.13%, 4/01/23 (d)(e)		1,727	1,832,779
7.70%, 2/15/27		310	368,900
Tesco PLC, 6.00%, 12/14/29	GBP	50	73,372

			6,030,603
Food Products — 0.8%
Acosta, Inc., 7.75%, 10/01/22 (d)(e)	USD	674	616,710
Aramark Services, Inc.:
5.13%, 1/15/24		483	498,697
5.13%, 1/15/24 (d)		154	159,005
4.75%, 6/01/26 (d)		252	254,520
Darling Global Finance BV, 4.75%, 5/30/22	EUR	107	123,345
JBS USA LLC/JBS USA Finance, Inc. (d):
7.25%, 6/01/21	USD	40	41,300
5.75%, 6/15/25		478	466,050
Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (d)		75	79,688
Post Holdings, Inc.:
6.75%, 12/01/21 (d)		120	128,100
7.38%, 2/15/22 (e)		484	518,219

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	7

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Food Products (continued)
Post Holdings, Inc. (continued):
7.75%, 3/15/24 (d)(e)	USD	840	$929,250
8.00%, 7/15/25 (d)		395	453,262
5.00%, 8/15/26 (d)(k)		433	431,647
Smithfield Foods, Inc., 5.88%, 8/01/21 (d)(e)		307	320,048
TreeHouse Foods, Inc., 6.00%, 2/15/24 (d)(e)		159	170,925
WhiteWave Foods Co., 5.38%, 10/01/22 (e)		211	240,804

			5,431,570
Forest Products — 0.2%
Arcor SAIC, 6.00%, 7/06/23 (d)		230	240,299
FAGE International SA/FAGE USA Dairy Industry, Inc., 5.63%, 8/15/26 (d)		400	408,500
Marfrig Holdings Europe BV, 8.00%, 6/08/23 (d)		480	493,200
Tereos Finance Groupe I SA, 4.13%, 6/16/23	EUR	100	112,346

			1,254,345
Health Care Equipment & Supplies — 0.4%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (d)	USD	276	235,290
DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (d)(e)		1,235	1,123,850
Fresenius US Finance II, Inc., 4.50%, 1/15/23 (d)		280	295,750
Hologic, Inc., Series 2010, 2.00%, 12/15/37 (f)(l)		295	492,097
IDH Finance PLC, 6.25%, 8/15/22 (k)	GBP	100	131,518
Mallinckrodt International Finance SA/Mallinckrodt CB LLC, 5.63%, 10/15/23 (d)(e)	USD	420	403,200
Teleflex, Inc.:
3.88%, 8/01/17 (l)		110	321,268
4.88%, 6/01/26		108	110,430

			3,113,403
Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc.:
5.63%, 2/15/23 (e)		455	451,760
6.50%, 3/01/24		69	71,285
Amsurg Corp., 5.63%, 7/15/22 (e)		810	850,500
Centene Corp.:
5.63%, 2/15/21 (e)		403	425,669
4.75%, 5/15/22 (e)		487	501,610
6.13%, 2/15/24		238	255,702

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
CHS/Community Health Systems, Inc., 6.88%, 2/01/22	USD	463	$398,180
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24 (e)		1,027	1,060,162
5.00%, 5/01/25		75	75,844
Envision Healthcare Corp., 5.13%, 7/01/22 (d)(e)		205	208,588
HCA, Inc.:
6.50%, 2/15/20 (e)		1,103	1,214,679
7.50%, 2/15/22 (e)		800	908,000
5.88%, 3/15/22 (e)		124	136,400
4.75%, 5/01/23		56	58,380
5.88%, 5/01/23		90	96,300
5.38%, 2/01/25		450	468,284
5.25%, 4/15/25 (e)		1,220	1,301,587
5.88%, 2/15/26 (e)		508	543,560
5.25%, 6/15/26 (e)		520	551,200
HealthSouth Corp.:
5.75%, 11/01/24 (e)		836	867,350
5.75%, 9/15/25 (e)		256	264,351
2.00%, 12/01/43 (l)		375	457,969
Hologic, Inc., 5.25%, 7/15/22 (d)(e)		680	720,800
MEDNAX, Inc., 5.25%, 12/01/23 (d)(e)		239	249,158
MPH Acquisition Holdings LLC, 7.13%, 6/01/24 (d)		345	368,072
RegionalCare Hospital Partners Holdings, Inc., 8.25%, 5/01/23 (d)		405	421,702
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (d)		82	87,330
Tenet Healthcare Corp. (e):
6.00%, 10/01/20		1,150	1,216,067
8.13%, 4/01/22		637	657,702
6.75%, 6/15/23		1,090	1,049,125

			15,937,316
Hotels, Restaurants & Leisure — 3.9%
Boyd Gaming Corp., 6.88%, 5/15/23		290	310,663
Caesars Entertainment Resort Properties LLC/Caesars Entertainment Resort Property, 8.00%, 10/01/20 (e)		1,705	1,722,050
Cemex Finance LLC, 9.38%, 10/12/22 (d)		608	671,080
CPUK Finance, Ltd., 7.00%, 2/28/42	GBP	168	234,957
Enterprise Inns PLC, 6.00%, 10/06/23		3,320	4,368,114

8	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
ESH Hospitality, Inc., 5.25%, 5/01/25 (d)(e)	USD	1,009	$1,003,955
Gala Electric Casinos PLC, 11.50%, 6/01/19	GBP	64	87,041
GLP Capital LP/GLP Financing II, Inc., 5.38%, 11/01/23	USD	194	208,065
International Game Technology PLC, 4.75%, 2/15/23	EUR	107	128,897
KFC Holding Co/Pizza Hut Holdings LLC/Taco Bell of America LLC (d):
5.00%, 6/01/24	USD	45	47,025
5.25%, 6/01/26		244	258,181
MGM Resorts International:
8.63%, 2/01/19		170	192,525
6.75%, 10/01/20		52	57,460
6.63%, 12/15/21 (e)		1,550	1,715,664
6.00%, 3/15/23 (e)		64	69,240
MGP Escrow Issuer LLC/MGP Escrow Co-Issuer, Inc., 5.63%, 5/01/24 (d)(e)		1,242	1,330,182
New Red Finance, Inc., 6.00%, 4/01/22 (d)(e)		1,130	1,185,087
PortAventura Entertainment Barcelona BV, 7.25%, 12/01/20	EUR	208	241,934
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21 (e)	USD	460	470,350
Sabre GLBL, Inc., 5.25%, 11/15/23 (d)(e)		317	332,058
Scientific Games International, Inc.:
7.00%, 1/01/22 (d)(e)		360	374,400
10.00%, 12/01/22		210	186,638
Six Flags Entertainment Corp. (d):
5.25%, 1/15/21 (e)		310	319,300
4.88%, 7/31/24		161	161,403
Snai SpA, 7.63%, 6/15/18	EUR	105	121,508
Station Casinos LLC, 7.50%, 3/01/21 (e)	USD	1,085	1,147,387
Unique Pub Finance Co. PLC:
Series A3, 6.54%, 3/30/21	GBP	2,063	2,839,213
Series M, 7.40%, 3/28/24		6,400	8,143,278
Vougeot Bidco PLC, 7.88%, 7/15/20		117	161,037
Yum! Brands, Inc.:
3.75%, 11/01/21	USD	80	80,000
3.88%, 11/01/23		30	29,550

			28,198,242

Corporate Bonds		Par (000)	Value
Household Durables — 0.7%
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.13%, 7/01/22 (d)(e)	USD	750	$742,500
CalAtlantic Group, Inc.:
8.38%, 1/15/21		150	177,225
5.25%, 6/01/26		40	40,400
Century Communities, Inc., 6.88%, 5/15/22 (e)		830	823,775
DR Horton, Inc., 4.00%, 2/15/20 (e)		170	176,800
Lennar Corp.:
4.50%, 11/15/19 (e)		320	336,400
4.75%, 4/01/21		252	265,230
4.88%, 12/15/23 (e)		146	150,745
4.75%, 5/30/25 (e)		410	416,150
Meritage Homes Corp., 4.50%, 3/01/18 (e)		600	613,500
PulteGroup, Inc., 6.38%, 5/15/33 (e)		600	637,500
Riverbed Technology, Inc., 8.88%, 3/01/23 (d)		180	188,100
Standard Pacific Corp., 5.88%, 11/15/24		50	53,375
TRI Pointe Group, Inc.:
4.38%, 6/15/19 (e)		225	230,625
4.88%, 7/01/21		210	213,675
5.88%, 6/15/24 (e)		280	288,400

			5,354,400
Household Products — 0.3%
Prestige Brands, Inc., 6.38%, 3/01/24 (d)		176	185,680
Spectrum Brands, Inc. (e):
6.63%, 11/15/22		710	753,488
6.13%, 12/15/24		681	735,480
Tempur Sealy International, Inc., 5.50%, 6/15/26 (d)		150	151,782

			1,826,430
Independent Power and Renewable Electricity Producers — 0.7%
Calpine Corp. (e):
6.00%, 1/15/22 (d)		89	93,005
5.38%, 1/15/23		745	743,137
5.88%, 1/15/24 (d)		240	252,600
Dynegy, Inc.:
6.75%, 11/01/19 (e)		1,030	1,049,312
7.38%, 11/01/22		30	29,400
7.63%, 11/01/24		40	38,800
NRG Energy, Inc.:
7.63%, 1/15/18 (e)		151	161,570

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	9

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Independent Power and Renewable Electricity Producers (continued)
NRG Energy, Inc. (continued):
7.88%, 5/15/21	USD	355	$368,313
6.63%, 3/15/23		45	45,360
7.25%, 5/15/26 (d)		313	321,216
6.63%, 1/15/27 (d)(k)		710	702,013
NRG Yield Operating LLC, 5.38%, 8/15/24 (e)		130	132,925
QEP Resources, Inc., 5.38%, 10/01/22 (e)		1,020	974,100

			4,911,751
Insurance — 0.4%
Aon PLC, 3.88%, 12/15/25 (e)		1,280	1,370,061
Assicurazioni Generali SpA, 5.00%, 6/08/48 (c)	EUR	100	114,176
HUB International Ltd. (d):
9.25%, 2/15/21	USD	195	205,725
7.88%, 10/01/21 (e)		702	703,755
TMF Group Holding BV, 9.88%, 12/01/19	EUR	101	120,935
Trader Corp., 9.88%, 8/15/18 (d)(e)	USD	170	174,038
Wayne Merger Sub LLC, 8.25%, 8/01/23 (d)		490	488,162

			3,176,852
Internet Software & Services — 0.2%
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (d)(e)		412	463,500
Equinix, Inc. (e):
4.88%, 4/01/20		144	149,400
5.88%, 1/15/26		636	685,290
Netflix, Inc., 5.75%, 3/01/24 (e)		380	402,800

			1,700,990
IT Services — 0.9%
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (d)(e)		287	289,870
First Data Corp. (d)(e):
5.38%, 8/15/23		364	373,555
7.00%, 12/01/23		2,538	2,610,967
5.00%, 1/15/24		227	228,703
5.75%, 1/15/24		2,738	2,751,635

			6,254,730
Machinery — 0.0%
Gardner Denver, Inc., 6.88%, 8/15/21 (d)		155	143,762

Corporate Bonds		Par (000)	Value
Machinery (continued)
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 6.38%, 5/01/22	EUR	142	$165,170

			308,932
Media — 6.2%
Altice Financing SA:
5.25%, 2/15/23		108	123,763
7.50%, 5/15/26 (d)	USD	264	266,640
Altice Luxembourg SA, 6.25%, 2/15/25	EUR	100	103,951
Altice US Finance I Corp. (d):
5.38%, 7/15/23 (e)	USD	980	1,011,850
5.50%, 5/15/26		488	505,080
Altice US Finance II Corp., 7.75%, 7/15/25 (d)(e)		1,630	1,735,950
AMC Networks, Inc.:
4.75%, 12/15/22 (e)		344	352,600
5.00%, 4/01/24		161	163,818
Bharti Airtel International Netherlands BV, 5.13%, 3/11/23		1,500	1,637,472
Cablevision Systems Corp.:
8.63%, 9/15/17		126	133,875
7.75%, 4/15/18		517	553,836
8.00%, 4/15/20		140	145,950
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.25%, 9/30/22 (e)		560	583,100
5.13%, 2/15/23 (e)		709	733,372
5.13%, 5/01/23 (d)(e)		719	743,266
5.88%, 4/01/24 (d)(e)		617	658,647
5.75%, 2/15/26 (d)(e)		336	354,480
5.50%, 5/01/26 (d)		470	490,563
5.88%, 5/01/27 (d)(e)		1,010	1,065,550
Cequel Communications Holdings I LLC/Cequel Capital Corp. (d):
6.38%, 9/15/20		145	149,531
5.13%, 12/15/21		662	658,470
Charter Communications Operating LLC/Charter Communications Operating Capital, 6.48%, 10/23/45 (d)(e)		3,000	3,599,205
Clear Channel International BV, 8.75%, 12/15/20 (d)(e)		508	534,670
Clear Channel Worldwide Holdings, Inc. (e):
6.50%, 11/15/22		3,013	3,118,455
Series B, 7.63%, 3/15/20		884	875,160

10	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Media (continued)
Columbus International, Inc., 7.38%, 3/30/21 (d)(e)	USD	1,195	$1,275,316
CSC Holdings LLC, 5.25%, 6/01/24 (e)		1,205	1,147,027
DISH DBS Corp.:
6.75%, 6/01/21 (e)		430	456,875
5.88%, 7/15/22 (e)		219	218,864
5.88%, 11/15/24 (e)		158	152,470
7.75%, 7/01/26 (d)		952	987,105
eircom Finance DAC, 4.50%, 5/31/22	EUR	100	112,627
Gray Television, Inc., 5.88%, 7/15/26 (d)	USD	89	91,492
Hughes Satellite Systems Corp. (d):
5.25%, 8/01/26		244	243,390
6.63%, 8/01/26		180	178,650
iHeartCommunications, Inc. (e):
9.00%, 12/15/19		254	204,389
10.63%, 3/15/23		936	713,700
Intelsat Jackson Holdings SA (e):
7.25%, 10/15/20		475	345,563
5.50%, 8/01/23		867	567,885
Lamar Media Corp., 5.75%, 2/01/26 (d)		83	89,018
LGE HoldCo VI BV, 7.13%, 5/15/24	EUR	177	223,117
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (d)(e)	USD	199	206,960
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 5/15/24 (d)		101	106,050
MDC Partners, Inc., 6.50%, 5/01/24 (d)		472	456,660
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (d)(e)		250	260,625
NAI Entertainment Holdings/NAI Entertainment Holdings Finance Corp., 5.00%, 8/01/18 (d)(e)		629	638,435
Neptune Finco Corp. (d):
10.13%, 1/15/23 (e)		988	1,132,495
6.63%, 10/15/25 (e)		350	377,125
10.88%, 10/15/25		393	459,810
Nexstar Escrow Corp., 5.63%, 8/01/24 (d)		186	189,023
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (d)(e)		710	732,187
Numericable Group SA, 5.38%, 5/15/22	EUR	116	133,579

Corporate Bonds		Par (000)	Value
Media (continued)
Numericable-SFR SA, 5.63%, 5/15/24	EUR	108	$122,917
Outfront Media Capital LLC/Outfront Media Capital Corp. (e):
5.25%, 2/15/22	USD	102	105,315
5.63%, 2/15/24		364	384,020
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (d)(e)		350	366,625
SFR Group SA (d)(e):
6.00%, 5/15/22		1,492	1,454,700
7.38%, 5/01/26		2,371	2,368,036
Sirius XM Radio, Inc., 4.25%, 5/15/20 (d)(e)		704	718,080
Tribune Media Co., 5.88%, 7/15/22 (e)		776	791,520
United Group BV, 7.88%, 11/15/20	EUR	100	117,407
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH:
5.50%, 1/15/23 (d)(e)	USD	762	796,290
4.00%, 1/15/25	EUR	117	136,038
3.50%, 1/15/27		188	208,608
6.25%, 1/15/29		100	126,602
Univision Communications, Inc. (d)(e):
5.13%, 5/15/23	USD	1,285	1,320,337
5.13%, 2/15/25		800	823,000
UPCB Finance IV Ltd., 4.00%, 1/15/27	EUR	114	126,178
Virgin Media Finance PLC, 5.75%, 1/15/25 (d)(e)	USD	850	846,812
Virgin Media Secured Finance PLC:
5.50%, 8/15/26 (d)		200	201,250
4.88%, 1/15/27	GBP	130	170,758
6.25%, 3/28/29		175	242,026
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (d)(e)	USD	980	1,019,200
Wind Acquisition Finance SA, 7.00%, 4/23/21	EUR	122	135,823
Ziggo Secured Finance BV, 3.75%, 1/15/25		200	223,835

			44,805,068
Metals & Mining — 2.2%
Alcoa, Inc. (e):
5.87%, 2/23/22	USD	900	969,750
5.13%, 10/01/24		140	147,175

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	11

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Anglo American Capital PLC:
4.45%, 9/27/20 (d)	USD	100	$99,250
4.13%, 4/15/21 (d)		200	194,000
3.50%, 3/28/22	EUR	100	111,208
4.13%, 9/27/22 (d)(e)	USD	400	384,000
3.25%, 4/03/23	EUR	100	107,681
ArcelorMittal:
6.13%, 6/01/18 (e)	USD	421	444,155
10.85%, 6/01/19		161	189,175
7.25%, 2/25/22		24	26,280
8.00%, 10/15/39		108	114,480
7.75%, 3/01/41		309	318,270
Constellium NV (d)(e):
8.00%, 1/15/23		1,500	1,368,750
5.75%, 5/15/24		500	411,250
Freeport-McMoRan, Inc.:
2.30%, 11/14/17		322	321,195
2.38%, 3/15/18 (e)		1,946	1,921,675
3.10%, 3/15/20		170	157,622
4.00%, 11/14/21		331	295,418
3.55%, 3/01/22		881	753,255
3.88%, 3/15/23		1,323	1,137,846
5.40%, 11/14/34		140	108,500
5.45%, 3/15/43		649	498,108
Glencore Finance Europe SA, 3.38%, 9/30/20	EUR	100	119,333
Joseph T Ryerson & Son, Inc., 11.00%, 5/15/22 (d)	USD	192	209,280
Kaiser Aluminum Corp., 5.88%, 5/15/24 (d)		124	130,200
Novelis, Inc.:
8.38%, 12/15/17		200	204,250
8.75%, 12/15/20 (e)		1,237	1,289,572
Steel Dynamics, Inc.:
5.13%, 10/01/21 (e)		970	1,008,800
5.25%, 4/15/23		525	549,937
Teck Resources Ltd.:
3.00%, 3/01/19 (e)		240	229,812
8.00%, 6/01/21 (d)		421	449,418
8.50%, 6/01/24 (d)		493	536,137
6.00%, 8/15/40		279	210,645
United States Steel Corp., 8.38%, 7/01/21 (d)		357	389,576
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (d)(e)		442	419,900

			15,825,903
Multiline Retail — 0.2%
Hema Bondco I BV, 6.25%, 6/15/19	EUR	100	86,366

Corporate Bonds		Par (000)	Value
Multiline Retail (continued)
Neiman Marcus Group Ltd. (d)(e):
8.00%, 10/15/21	USD	722	$611,967
(8.75% Cash or 9.50% PIK), 8.75%, 10/15/21 (i)		963	760,770

			1,459,103
Oil, Gas & Consumable Fuels — 5.9%
Alberta Energy Co. Ltd., 7.38%, 11/01/31		81	88,350
Antero Resources Corp., 5.63%, 6/01/23		43	40,689
California Resources Corp.:
5.50%, 9/15/21		90	41,400
8.00%, 12/15/22 (d)		430	275,286
6.00%, 11/15/24		250	107,500
Carrizo Oil & Gas, Inc., 6.25%, 4/15/23 (e)		790	748,525
Cenovus Energy, Inc.:
5.70%, 10/15/19		51	54,160
5.20%, 9/15/43		25	22,857
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/24 (d)		698	729,410
Chesapeake Energy Corp.:
3.93%, 4/15/19 (c)		581	476,420
6.63%, 8/15/20		55	40,425
8.00%, 12/15/22 (d)		353	307,110
CONSOL Energy, Inc.:
5.88%, 4/15/22 (e)		1,889	1,723,712
8.00%, 4/01/23		221	212,160
Continental Resources, Inc.:
5.00%, 9/15/22		344	321,640
4.50%, 4/15/23		223	201,815
3.80%, 6/01/24 (e)		689	589,095
4.90%, 6/01/44		107	85,333
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.:
6.00%, 12/15/20		35	33,425
6.25%, 4/01/23		35	32,550
CrownRock LP/CrownRock Finance, Inc., 7.13%, 4/15/21 (d)(e)		1,121	1,137,815
DCP Midstream LLC (d):
6.45%, 11/03/36		110	102,300
6.75%, 9/15/37		122	114,375
Denbury Resources, Inc., 9.00%, 5/15/21 (d)		625	625,000
Diamondback Energy, Inc., 7.63%, 10/01/21 (e)		572	604,890
Encana Corp. (e):
3.90%, 11/15/21		164	162,509

12	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Encana Corp. (e) (continued):
6.50%, 8/15/34	USD	217	$226,477
6.63%, 8/15/37		180	183,760
6.50%, 2/01/38		526	531,360
5.15%, 11/15/41		216	195,979
Energy Transfer Equity LP:
5.88%, 1/15/24 (e)		960	962,966
5.50%, 6/01/27		415	403,338
Extraction Oil & Gas Holdings LLC/Extraction Finance Corp., 7.88%, 7/15/21 (d)		300	300,000
Freeport-McMoran Oil & Gas LLC/FCX Oil & Gas, Inc., 6.88%, 2/15/23		293	283,478
Gazprom OAO Via Gaz Capital SA, 4.95%, 7/19/22 (d)		476	483,140
Genesis Energy LP/Genesis Energy Finance Corp., 5.63%, 6/15/24		449	428,795
GNL Quintero SA, 4.63%, 7/31/29 (d)		535	557,791
Gulfport Energy Corp.:
7.75%, 11/01/20		244	250,100
6.63%, 5/01/23		24	24,180
Halcon Resources Corp., 0.00%, 2/01/20 (a)(d)(m)		185	170,200
Hilcorp Energy I LP/Hilcorp Finance Co., 7.63%, 4/15/21 (d)		50	51,125
Matador Resources Co., 6.88%, 4/15/23		460	472,650
MEG Energy Corp., 6.50%, 3/15/21 (d)(e)		2,036	1,516,820
Memorial Resource Development Corp., 5.88%, 7/01/22 (e)		579	579,122
MPLX LP, 4.88%, 6/01/25 (d)(e)		790	789,291
NGPL PipeCo LLC (d):
7.12%, 12/15/17 (e)		2,866	3,002,135
7.77%, 12/15/37		158	162,740
Noble Energy, Inc., 5.63%, 5/01/21 (e)		1,700	1,790,229
Oasis Petroleum, Inc.:
7.25%, 2/01/19		45	42,188
6.50%, 11/01/21		450	378,000
6.88%, 3/15/22 (e)		613	534,842
6.88%, 1/15/23		195	163,800
ONEOK, Inc.:
4.25%, 2/01/22		80	77,200
7.50%, 9/01/23 (e)		150	164,250
Parsley Energy LLC/Parsley Finance Corp. (d):
7.50%, 2/15/22 (e)		575	589,375

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Parsley Energy LLC/Parsley Finance Corp. (d) (continued):
6.25%, 6/01/24	USD	81	$81,304
PDC Energy, Inc., 7.75%, 10/15/22		275	283,937
Pertamina Persero PT, 5.63%, 5/20/43 (d)(e)		2,000	2,067,914
Petrobras Argentina SA, 7.38%, 7/21/23 (d)		400	402,000
Petrobras Global Finance BV:
8.38%, 5/23/21		1,827	1,931,596
6.75%, 1/27/41		83	68,060
6.85%, 6/05/49		518	395,493
Petroleos de Venezuela SA:
6.00%, 5/16/24		1,563	582,281
6.00%, 11/15/26		125	45,625
QEP Resources, Inc.:
6.88%, 3/01/21		50	50,250
5.25%, 5/01/23		40	37,700
Range Resources Corp.:
5.00%, 8/15/22 (e)		91	83,493
5.00%, 3/15/23		310	285,200
Rockies Express Pipeline LLC, 5.63%, 4/15/20 (d)(e)		685	705,550
RSP Permian, Inc., 6.63%, 10/01/22		290	297,250
Sabine Pass Liquefaction LLC:
6.25%, 3/15/22 (e)		752	786,780
5.63%, 4/15/23 (e)		1,980	2,019,600
5.63%, 3/01/25		31	31,649
5.88%, 6/30/26 (d)		551	565,464
Sanchez Energy Corp.:
7.75%, 6/15/21		536	410,040
6.13%, 1/15/23 (e)		1,008	677,880
Seven Generations Energy Ltd., 8.25%, 5/15/20 (d)(e)		1,550	1,596,500
SM Energy Co.:
6.13%, 11/15/22 (e)		122	103,395
5.00%, 1/15/24		15	12,000
Southwestern Energy Co.:
7.50%, 2/01/18		40	41,960
5.80%, 1/23/20		229	223,275
4.10%, 3/15/22		216	191,160
6.70%, 1/23/25		65	63,050
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.88%, 2/01/21		82	84,050
6.38%, 8/01/22		95	96,900
5.25%, 5/01/23		16	15,640
6.75%, 3/15/24 (d)		82	85,485
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
6.13%, 10/15/21		44	45,764

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	13

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp. (continued):
6.38%, 5/01/24	USD	124	$130,743
Vantage Drilling International, 10.00%, 12/31/20		34	—
Weatherford International LLC, 6.80%, 6/15/37		60	43,200
Weatherford International Ltd.:
4.50%, 4/15/22		107	88,275
6.50%, 8/01/36		85	60,350
7.00%, 3/15/38		94	69,560
5.95%, 4/15/42		83	57,270
Whiting Petroleum Corp. (l):
Series 1, 1.25%, 6/05/20		823	713,389
Series B-1, 5.00%, 3/15/19		29	26,280
Series C-1, 5.75%, 3/15/21		421	378,027
Series D-1, 6.25%, 4/01/23		173	153,792
Williams Cos., Inc.:
3.70%, 1/15/23		48	43,800
4.55%, 6/24/24		138	131,445
WPX Energy, Inc.:
5.25%, 1/15/17		45	44,888
7.50%, 8/01/20		80	78,800
6.00%, 1/15/22		312	282,360
8.25%, 8/01/23		215	210,833
5.25%, 9/15/24		435	371,925
YPF SA (d):
8.75%, 4/04/24		14	15,015
8.50%, 7/28/25		821	865,129

			42,327,408
Paper & Forest Products — 0.1%
Pfleiderer GmbH, 7.88%, 8/01/19	EUR	168	195,337
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (d)(e)	USD	390	350,025

			545,362
Pharmaceuticals — 1.1%
DPx Holdings BV, 7.50%, 2/01/22 (d)		135	143,438
Endo Finance LLC/Endo Finco, Inc. (d)(e):
5.38%, 1/15/23		620	537,850
6.00%, 7/15/23		459	400,193
Forest Laboratories, Inc., 5.00%, 12/15/21 (d)(e)		718	812,704
Grifols Worldwide Operations Ltd., 5.25%, 4/01/22 (e)		314	327,345
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (d)(e)		1,166	1,236,893

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
NBTY, Inc., 7.63%, 5/15/21 (d)	USD	662	$675,240
Synlab Bondco PLC, 6.25%, 7/01/22	EUR	145	172,647
Synlab Unsecured Bondco PLC, 8.25%, 7/01/23		100	115,937
Valeant Pharmaceuticals International, Inc. (d):
6.75%, 8/15/18	USD	1,517	1,498,037
5.38%, 3/15/20		161	143,592
6.75%, 8/15/21		1,276	1,145,210
5.63%, 12/01/21		932	795,695
5.88%, 5/15/23		82	68,265

			8,073,046
Real Estate Investment Trusts (REITs) — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21 (e)		295	305,706
Real Estate Management & Development — 3.2%
Caifu Holdings Ltd., 8.75%, 1/24/20		3,000	3,187,500
Lai Sun International Finance 2012 Ltd., 5.70%, 1/18/18		2,000	2,070,100
Northwest Florida Timber Finance LLC, 4.75%, 3/04/29 (d)(e)		4,360	3,926,564
Punch Taverns Finance B Ltd.:
7.37%, 9/30/21	GBP	2,479	3,263,609
Series A6, 5.94%, 9/30/22		6,446	7,922,709
Series A7, 5.27%, 3/30/24		127	145,950
Realogy Group LLC/Realogy Co-Issuer Corp. (d):
4.50%, 4/15/19 (e)	USD	205	212,687
5.25%, 12/01/21 (e)		1,022	1,067,990
4.88%, 6/01/23		1,259	1,277,885
Vingroup JSC, 11.63%, 5/07/18		250	267,500

			23,342,494
Road & Rail — 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. (d):
5.13%, 6/01/22 (e)		375	367,969
6.38%, 4/01/24		30	30,525
5.25%, 3/15/25 (e)		725	683,312
Herc Rentals, Inc. (d):
7.50%, 6/01/22		106	107,325
7.75%, 6/01/24		10	10,100
Hertz Corp. (e):
4.25%, 4/01/18		400	412,000
7.38%, 1/15/21		265	274,938

14	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Road & Rail (continued)
Lima Metro Line 2 Finance Ltd., 5.88%, 7/05/34 (d)(e)	USD	4,000	$4,365,000

			6,251,169
Semiconductors & Semiconductor Equipment — 0.4%
NXP BV/NXP Funding LLC (d):
4.13%, 6/15/20 (e)		760	782,800
4.13%, 6/01/21		203	209,090
4.63%, 6/15/22 (e)		410	421,275
4.63%, 6/01/23		224	231,981
ON Semiconductor Corp., Series B, 2.63%, 12/15/26 (l)		280	299,425
Sensata Technologies BV, 5.00%, 10/01/25 (d)		15	15,375
Sensata Technologies UK Financing Co. PLC, 6.25%, 2/15/26 (d)(e)		540	583,875

			2,543,821
Software — 0.7%
ACI Worldwide, Inc., 6.38%, 8/15/20 (d)(e)		580	598,125
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (d)		51	44,880
Infor US, Inc., 6.50%, 5/15/22 (e)		1,505	1,489,950
Informatica LLC, 7.13%, 7/15/23 (d)(e)		521	513,185
Nuance Communications, Inc. (d):
5.38%, 8/15/20 (e)		115	117,875
6.00%, 7/01/24		220	227,700
PTC, Inc., 6.00%, 5/15/24		119	126,640
Rolta Americas LLC, 8.88%, 7/24/19 (a)(m)		200	22,000
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (d)(e)		923	996,268
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (e)		505	523,937

			4,660,560
Specialty Retail — 0.4%
Asbury Automotive Group, Inc., 6.00%, 12/15/24 (e)		740	758,870
L Brands, Inc., 6.88%, 11/01/35 (e)		479	507,979
Michaels Stores, Inc., 5.88%, 12/15/20 (d)(e)		150	155,813
Penske Automotive Group, Inc.:
5.38%, 12/01/24 (e)		613	609,935

Corporate Bonds		Par (000)	Value
Specialty Retail (continued)
Penske Automotive Group, Inc. (continued):
5.50%, 5/15/26	USD	212	$209,350
Sally Holdings LLC/Sally Capital, Inc., 5.75%, 6/01/22 (e)		427	445,147
THOM Europe SAS, 7.38%, 7/15/19	EUR	103	121,154

			2,808,248
Technology Hardware, Storage & Peripherals — 0.3%
Diamond 1 Finance Corp./Diamond 2 Finance Corp. (d):
4.42%, 6/15/21	USD	145	151,516
5.88%, 6/15/21		232	242,439
7.13%, 6/15/24		282	303,424
6.02%, 6/15/26		170	182,124
8.35%, 7/15/46		150	171,300
Pacific Emerald Property Ltd., 9.75%, 7/25/18		271	282,816
Western Digital Corp., 7.38%, 4/01/23 (d)		495	538,931

			1,872,550
Textiles, Apparel & Luxury Goods — 0.0%
BiSoho SAS, 5.88%, 5/01/23	EUR	100	115,983
Hanesbrands, Inc. (d):
4.63%, 5/15/24	USD	59	60,475
4.88%, 5/15/26		40	40,900
Springs Industries, Inc., 6.25%, 6/01/21		59	61,065

			278,423
Thrifts & Mortgage Finance — 0.1%
Radian Group, Inc., 5.25%, 6/15/20 (e)		550	570,625
Tobacco — 0.1%
Reynolds American, Inc., 5.85%, 8/15/45 (e)		465	611,516
Trading Companies & Distributors — 0.4%
Doric Nimrod Air Alpha Ltd. Pass-Through Trust (d):
Series 2012-1, Class B, 6.50%, 5/30/21		424	436,224
Series 2013-1, Class A, 5.25%, 5/30/25 (e)		2,326	2,427,681

			2,863,905
Transportation Infrastructure — 0.1%
CEVA Group PLC, 7.00%, 3/01/21 (d)		510	427,125

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	15

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Corporate Bonds		Par (000)	Value
Transportation Infrastructure (continued)
Transurban Finance Co., 4.13%, 2/02/26 (d)(e)	USD	520	$559,123

			986,248
Utilities — 0.1%
ContourGlobal Power Holdings SA, 5.13%, 6/15/21	EUR	100	114,791
Generacion Mediterranea SA/Generacion Frias SA/Central Termica Roca SA, 9.63%, 7/27/23 (d)	USD	382	379,135

			493,926
Wireless Telecommunication Services — 2.2%
Communications Sales & Leasing, Inc./CSL Capital LLC:
6.00%, 4/15/23 (d)		77	79,455
8.25%, 10/15/23		719	734,279
Digicel Ltd., 6.00%, 4/15/21 (d)(e)		5,000	4,643,750
GEO Group, Inc.:
5.13%, 4/01/23 (e)		440	441,100
6.00%, 4/15/26		71	72,864
SBA Communications Corp., 5.63%, 10/01/19		232	239,540
Softbank Corp., 4.50%, 4/15/20 (d)(e)		1,500	1,556,250
Sprint Capital Corp.:
6.90%, 5/01/19		155	153,256
6.88%, 11/15/28 (e)		1,395	1,196,212
Sprint Communications, Inc.:
9.00%, 11/15/18 (d)(e)		2,191	2,374,496
7.00%, 8/15/20		510	484,398
Sprint Corp.:
7.25%, 9/15/21		115	107,310
7.88%, 9/15/23		115	105,656
7.13%, 6/15/24		310	273,978
7.63%, 2/15/25		45	40,163
T-Mobile USA, Inc.:
6.63%, 4/28/21 (e)		250	262,812
6.73%, 4/28/22 (e)		945	989,887
6.00%, 3/01/23		40	42,290
6.84%, 4/28/23 (e)		610	651,175
6.50%, 1/15/24 (e)		440	470,800
6.50%, 1/15/26 (e)		553	598,899

Corporate Bonds		Par (000)	Value
Wireless Telecommunication Services (continued)
Wind Acquisition Finance SA, 4.00%, 7/15/20	EUR	100	$112,080

			15,630,650
Total Corporate Bonds — 53.7%			386,600,394

Floating Rate Loan Interests (c)
Air Freight & Logistics — 0.0%
CEVA Group PLC, Synthetic LC, 6.50%, 3/19/21	USD	34	28,133
CEVA Intercompany BV, Dutch Term Loan, 6.50%, 3/19/21		35	29,000
CEVA Logistics Canada ULC, Canadian Term Loan, 6.50%, 3/19/21		6	5,000
CEVA Logistics US Holdings, Inc., Term Loan, 6.50%, 3/19/21		48	39,999

			102,132
Auto Components — 0.1%
Gates Global, Inc., Term Loan B, 4.25%, 7/06/21		621	607,395
Chemicals — 0.0%
Allnex (Luxembourg) & Cy SCA, Term Loan B1, 4.50%, 10/03/19		86	85,952
Allnex USA, Inc., Term Loan B2, 4.50%, 10/03/19		45	44,596
Chemours Co., Term Loan B, 3.75%, 5/12/22		27	26,203
MacDermid, Inc., Term Loan B3, 5.50%, 6/07/20		184	183,422

			340,173
Commercial Services & Supplies — 0.1%
ADS Waste Holdings, Inc., Term Loan B2, 3.75%, 10/09/19		359	358,129
Brand Energy & Infrastructure Services, Inc., Term Loan B, 4.75%, 11/26/20		208	205,740

			563,869
Diversified Consumer Services — 0.2%
AssuredPartners, Inc., 2015 1st Lien Term Loan, 5.75%, 10/21/22		194	193,906
Bright Horizons Family Solutions, Inc., Term Loan B, 3.75%, 1/30/20		483	484,010

16	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Floating Rate Loan Interests (c)		Par (000)	Value
Diversified Consumer Services (continued)
Laureate Education, Inc., Term Loan B, 5.00%, 6/15/18	USD	478	$468,147

			1,146,063
Diversified Financial Services — 0.6%
Aviron Capital LLC, Term Loan, 15.00%, 10/20/16		11,194	4,309,728
Reynolds Group Holdings Inc., 2016 USD Term Loan, 4.25%, 2/01/23		148	147,719

			4,457,447
Diversified Telecommunication Services — 0.0%
Telenet International Finance Sarl, Term Loan AD, 4.25%, 6/30/24		213	213,533
Electrical Equipment — 0.1%
Texas Competitive Electric Holdings Co. LLC:
2016 DIP Term Loan B, 5.00%, 10/31/17		591	592,247
2016 DIP Term Loan C, 5.00%, 7/27/23		129	128,794

			721,041
Electronic Equipment, Instruments & Components — 0.0%
CDW LLC, Term Loan, 3.25%, 4/29/20		290	290,778
Energy Equipment & Services — 0.1%
Dynegy Holdings, Inc., Term Loan B2, 4.00%, 4/23/20		561	559,689
Weatherford International Ltd., Term Loan, 2.78%, 7/13/20		397	367,173

			926,862
Health Care Equipment & Supplies — 0.1%
Alere, Inc., 2015 Term Loan B, 4.50%, 6/18/22		161	158,400
DJO Finance LLC, 2015 Term Loan, 4.25%, 6/08/20		279	271,815
Immucor, Inc., Refinancing Term Loan B2, 5.00%, 8/17/18		269	259,879

			690,094
Health Care Providers & Services — 0.0%
Vizient, Inc., 1st Lien Term Loan, 6.25%, 2/13/23		128	129,762
Hotels, Restaurants & Leisure — 3.4%
Amaya Holdings BV, 1st Lien Term Loan, 5.00%, 8/01/21		314	310,348

Floating Rate Loan Interests (c)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Caesars Entertainment Resort Properties LLC, Term Loan B, 7.00%, 10/11/20	USD	2,854	$2,784,168
Hilton Ft. Lauderdale, Mezzanine Term Loan 5, 6.48%, 6/08/20		6,500	6,435,000
Hilton Los Cabos, B-Note, 8.44%, 3/11/21		5,375	5,267,500
Hilton Orlando, Mezzanine A3, 6.69%, 4/23/20		7,250	7,250,000
MPH Acquisition Holdings LLC, 2016 Term Loan B, 5.00%, 6/07/23		360	363,600
Scientific Games International, Inc., 2014 Term Loan B1, 6.00%, 10/18/20		260	259,343
Starwood Schulte, Mezzanine Term Loan, 8.29%, 6/30/17		2,000	1,930,000

			24,599,959
Insurance — 0.6%
Alliant Holdings I, Inc., Incremental Term Loan B2, 5.00%, 8/12/22		277	277,000
Dallas Design District, Mezzanine Term Loan, 7.14%, 11/09/16		4,000	3,900,000
Sedgwick Claims Management Services, Inc., 1st Lien Term Loan, 3.75%, 3/01/21		473	464,655

			4,641,655
IT Services — 0.1%
First Data Corp., 2021 Extended Term Loan, 4.49%, 3/24/21		361	362,208
WEX Inc., Term Loan B, 4.25%, 7/01/23		158	158,839

			521,047
Machinery — 0.1%
Silver II US Holdings LLC, Term Loan, 4.00%, 12/13/19		557	518,280
Media — 0.3%
Clear Channel Communications, Inc., Term Loan D, 7.25%, 1/30/19		1,169	899,955
Intelsat Jackson Holdings SA, Term Loan B2, 3.75%, 6/30/19		962	910,978

			1,810,933
Metals & Mining — 0.1%
FMG Resources August 2006 Property Ltd., Term Loan B, 4.25%, 6/30/19		529	518,288

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	17

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Floating Rate Loan Interests (c)		Par (000)	Value
Oil, Gas & Consumable Fuels — 0.0%
California Resources Corp., Term Loan A, 1.00%, 10/01/19	USD	166	$152,945
MEG Energy Corp., Refinancing Term Loan, 3.75%, 3/31/20		97	87,831

			240,776
Pharmaceuticals — 0.2%
DPx Holdings BV, 2014 Incremental Term Loan, 4.25%, 3/11/21		319	317,751
Jaguar Holding Co. II, 2015 Term Loan B, 4.25%, 8/18/22		726	725,788
NBTY, Inc., Term Loan B, 5.00%, 5/05/23		177	176,115
Valeant Pharmaceuticals International, Inc.:
Series A3 Tranche A, 3.75%, 10/20/18		106	104,252
Series C2 Term Loan B, 4.75%, 12/11/19		40	39,797
Series E Term Loan B, 4.75%, 8/05/20		302	298,016
Series F1 Term Loan B, 5.00%, 4/01/22		86	85,573

			1,747,292
Professional Services — 0.1%
Advantage Sales & Marketing, Inc.:
2014 1st Lien Term Loan, 4.25%, 7/23/21		299	297,581
2014 2nd Lien Term Loan, 7.50%, 7/25/22		159	148,281

			445,862
Real Estate Management & Development — 0.1%
Realogy Corp., 2016 Term Loan B, 3.75%, 7/20/22		533	535,424
Semiconductors & Semiconductor Equipment — 0.1%
Avago Technologies Cayman Ltd., 2016 Term Loan B1, 4.25%, 2/01/23		755	755,051
Microsemi Corp., 2015 Term Loan B, 3.75%, 1/15/23		50	50,326

			805,377

Floating Rate Loan Interests (c)		Par (000)	Value
Software — 0.1%
Solera Holdings, Inc., Term Loan B, 5.75%, 3/03/23	USD	443	$446,212
Textiles, Apparel & Luxury Goods — 0.0%
J. Crew Group, Inc., Term Loan B, 4.00%, 3/05/21		134	95,218
Total Floating Rate Loan Interests — 6.5%			47,115,472

Foreign Agency Obligations
Argentina Bonar Bonds:
28.82%, 3/28/17 (c)	ARS	5,911	398,884
29.11%, 10/09/17 (c)		4,234	291,604
9.00%, 11/29/18	USD	144	158,423
Argentine Republic Government International Bond:
32.57%, 9/29/16 (c)	ARS	777	51,803
6.25%, 4/22/19 (d)(e)	USD	3,101	3,287,060
6.88%, 4/22/21 (d)(e)		2,144	2,306,944
7.50%, 4/22/26 (d)(e)		3,437	3,732,582
5.83%, 12/31/33 (c)	ARS	54	24,202
7.63%, 4/22/46 (d)(e)	USD	2,767	2,946,855
Brazilian Government International Bond:
7.13%, 1/20/37		940	1,086,640
5.00%, 1/27/45		595	543,830
Cyprus Government International Bond, 4.63%, 2/03/20 (d)	EUR	2,950	3,519,140
Development Bank of Mongolia LLC, 5.75%, 3/21/17	USD	1,000	997,535
Iceland Government International Bond, 5.88%, 5/11/22		3,415	4,006,232
Indonesia Government International Bond, 3.75%, 6/14/23 (d)	EUR	241	279,223
Mexican Udibonos, 3.50%, 12/14/17	MXN	295	87,519
Portugal Government International Bond, 5.13%, 10/15/24 (d)	USD	5,430	5,517,760
Slovenia Government International Bond, 5.85%, 5/10/23 (d)(e)		766	896,220
Sri Lanka Government International Bond, 5.88%, 7/25/22		3,000	3,095,238
Turkey Government Bond:
8.80%, 11/14/18	TRY	2,780	924,511
10.40%, 3/27/19		2,085	718,508
8.00%, 3/12/25		1,390	423,172
10.60%, 2/11/26		2,780	991,976

18	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Foreign Agency Obligations		Par (000)	Value
Venezuela Government International Bond:
8.25%, 10/13/24	USD	169	$73,304
7.00%, 3/31/38		312	127,530
Total Foreign Agency Obligations — 5.1%			36,486,695

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 21.6%
American Home Mortgage Assets Trust, Series 2006-5, Class A1, 1.37%, 11/25/46 (c)		6,428	3,039,536
CHL Mortgage Pass-Through Trust:
Series 2006-3, Class 1A1, 0.73%, 3/25/36 (c)		13,275	10,520,988
Series 2007-J2, Class 2A1, 1.14%, 7/25/37 (c)		5,451	2,813,932
Series 2007-J2, Class 2A8, 6.00%, 7/25/37		3,010	2,340,912
Citigroup Mortgage Loan Trust, Series 2006-AR7, Class 2A3A, 2.82%, 11/25/36 (c)		8,028	6,709,914
Countrywide Alternative Loan Trust:
Series 2005-61, Class 2A1, 0.77%, 12/25/35 (c)		4,039	3,518,800
Series 2005-9CB, Class 1A3, 0.94%, 5/25/35 (c)(e)		4,839	3,933,344
Series 2006-40T1, Class 2A5, 0.89%, 12/25/36 (c)		2,908	908,488
Series 2006-7CB, Class 2A1, 6.50%, 5/25/36		3,595	2,574,695
Series 2006-J7, Class 2A1, 2.19%, 11/20/36 (c)		7,800	4,636,867
Series 2006-J8, Class A5, 6.00%, 2/25/37		2,415	1,701,294
Series 2006-OA6, Class 1A1A, 0.70%, 7/25/46 (c)		8,965	6,616,002
Series 2006-OA8, Class 1A1, 0.68%, 7/25/46 (c)		3,588	2,946,589
Series 2006-OA14, Class 3A1, 1.30%, 11/25/46 (c)		12,179	9,996,579
Series 2006-OA16, Class A2, 0.68%, 10/25/46 (c)		8,030	6,811,221

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Countrywide Alternative Loan Trust (continued):
Series 2006-OA18, Class A1, 0.61%, 12/25/46 (c)	USD	4,877	$4,209,159
Series 2006-OA22, Class A1, 0.65%, 2/25/47 (c)		4,436	3,708,708
Series 2007-12T1, Class A5, 6.00%, 6/25/37		3,196	2,474,200
Series 2007-12T1, Class A22, 5.75%, 6/25/37		6,586	4,992,536
Series 2007-22, Class 2A16, 6.50%, 9/25/37		11,389	8,330,632
Series 2007-4CB, Class 1A3, 0.84%, 4/25/37 (c)		5,929	4,190,346
Series 2007-23CB, Class A1, 6.00%, 9/25/37		9,402	7,712,175
Series 2007-OA2, Class 1A1, 1.29%, 3/25/47 (c)		6,127	4,771,778
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA5, Class 3A1, 0.69%, 4/25/46 (c)		10,642	9,351,271
Fannie Mae Connecticut Avenue Securities, Class 1M2 (c):
Series 2014-C02, 3.09%, 5/25/24		7,927	7,586,324
Series 2014-C03, 3.49%, 7/25/24		6,000	5,879,791
Morgan Stanley Re-REMIC Trust, Series 2010-R5, Class 7B, 0.79%, 5/26/37 (c)(d)		16,558	11,424,688
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AF1, Class 1A2, 6.16%, 5/25/36 (c)		9,360	4,259,215
Residential Asset Securitization Trust, Series 2006-A8, Class 2A5, 1.09%, 8/25/36 (c)		7,768	2,190,134
WaMu Mortgage Pass-Through Certificates, Series 2007-OA4, Class 1A, 1.22%, 5/25/47 (c)		5,750	4,793,587

			154,943,705
Commercial Mortgage-Backed Securities — 8.7%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2013-DSMZ, Class M, 6.17%, 9/15/18 (c)(d)		7,500	6,959,250
CD Commercial Mortgage Trust, Series 2007-CD5, Class C, 6.12%, 11/15/44 (c)		3,372	3,421,929

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	19

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class EPA, 4.93%, 12/15/27 (c)(d)	USD	5,000	$4,955,753
CG-CCRE Commercial Mortgage Trust, Series 2014-FL1 (c)(d):
Class D, 3.19%, 6/15/31		3,000	2,973,946
Class E, 5.09%, 6/15/31		1,931	1,927,353
Commercial Mortgage Pass-Through Certificates (c)(d):
Series 2013-LC13, Class D, 5.04%, 8/10/46		2,650	2,417,448
Series 2014-FL5, Class HFL1, 3.69%, 7/15/31		6,057	5,608,705
Series 2014-LC15, Class D, 4.94%, 4/10/47		3,000	2,497,531
Series 2014-PAT, Class E, 3.63%, 8/13/27		1,000	984,315
Series 2014-PAT, Class F, 2.92%, 8/13/27		3,000	2,790,003
Series 2014-PAT, Class G, 2.07%, 8/13/27		2,000	1,979,280
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class B, 4.88%, 7/15/37		2,000	1,998,007
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class GFX, 3.38%, 12/15/34 (c)(d)		2,500	2,304,334
Goldman Sachs Mortgage Securities Trust, Series 2014-GSFL (c)(d):
Class D, 4.38%, 7/15/31		1,325	1,277,917
Class E, 6.43%, 7/15/31		1,000	991,302
Great Wolf Trust, Series 2015-WFMZ, Class M, 7.47%, 5/15/32 (c)(d)		3,300	3,298,837
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-DSTY, Class E, 3.80%, 6/10/27 (c)(d)		5,000	4,638,856
London & Regional Debt Securitisation No. 2 PLC, Series 2, Class A, 3.53%, 10/15/18 (c)	GBP	1,290	1,696,447
Madison Avenue Trust, Series 2013-650M, Class E, 4.03%, 10/12/32 (c)(d)	USD	5,000	4,982,419

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
New York Mortgage Securitization Trust, Series 2013-1, Class A, 5.70%, 8/27/24 (c)(d)	USD	5,000	$5,037,500

			62,741,132
Total Non-Agency Mortgage-Backed Securities — 30.3%			217,684,837

Preferred Securities

Capital Trusts
Banks — 5.5%
Banco Bilbao Vizcaya Argentaria SA (c)(j):
7.00%		200	202,302
8.88%		200	232,824
Banco Santander SA, 6.25% (c)(j)		200	199,049
Bank of Ireland, 7.38% (c)(j)		200	216,892
BNP Paribas SA, 7.20% (c)(d)(e)(j)		4,000	4,429,500
Capital One Financial Corp., Series E, 5.55% (c)(e)(j)		3,500	3,549,875
Citigroup, Inc. (c)(e)(j):
5.90% (e)		2,250	2,309,062
Series D, 5.95% (e)		3,700	3,809,890
Series R, 6.13% (e)		1,170	1,216,543
Cooperatieve Rabobank UA, 6.63% (c)(j)		200	232,294
Fifth Third Bancorp, Series J, 4.90% (c)(e)(j)		3,000	2,770,650
Intesa Sanpaolo SpA, 7.00% (c)(j)		234	255,404
JPMorgan Chase & Co. (c)(e)(j):
Series Q, 5.15%		5,500	5,500,000
Series V, 5.00%		3,830	3,791,700
Wells Fargo & Co. (c)(e)(j):
Series S, 5.90%		8,800	9,383,000
Series U, 5.88%		1,240	1,365,550

			39,464,535
Capital Markets — 1.2%
Goldman Sachs Group, Inc., Series L, 5.70% (c)(e)(j)		1,287	1,306,305
Morgan Stanley, Series H, 5.45% (c)(e)(j)		5,007	4,919,378

20	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Capital Trusts		Par (000)	Value
Capital Markets (continued)
State Street Corp., Series F, 5.25% (c)(e)(j)	USD	1,875	$1,968,750
UBS Group AG, 5.75% (c)(j)		200	230,867

			8,425,300
Diversified Financial Services — 4.3%
Bank of America Corp. (c)(e)(j):
Series AA, 6.10% (e)		2,865	2,995,443
Series U, 5.20% (e)		1,750	1,719,375
Series V, 5.13% (e)		705	689,138
Series X, 6.25% (e)		6,175	6,468,313
Bank of New York Mellon Corp., Series D, 4.50% (c)(e)(j)		6,067	5,947,783
HBOS Capital Funding LP, 6.85% (j)		100	100,750
Macquarie Bank Ltd., 10.25%, 6/20/57 (c)		10,000	10,575,440
Societe Generale SA, 6.00% (c)(d)(e)(j)		3,000	2,703,750

			31,199,992
Diversified Telecommunication Services — 0.1%
Telefonica Europe BV, 4.20% (c)(j)		300	341,689
Electric Utilities — 1.0%
Electricite de France SA, 5.25% (c)(d)(e)(j)		7,500	7,312,500
Gas Natural Fenosa Finance BV, 4.13% (c)(j)		100	113,792

			7,426,292
Industrial Conglomerates — 0.9%
General Electric Co., 5.00% (c)(e)(j)		5,921	6,379,877
Insurance — 1.3%
Allstate Corp, 5.75%, 8/15/53 (c)(e)		2,000	2,100,000
Prudential Financial, Inc., 5.63%, 6/15/43 (c)(e)		6,000	6,424,500
Voya Financial, Inc., 5.65%,5/15/53 (c)(e)		1,090	1,051,850

			9,576,350
Oil, Gas & Consumable Fuels — 0.0%
Enel SpA, 6.50%, 1/10/74 (c)		102	124,299

Capital Trusts		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
TOTAL SA, 3.88% (c)(j)	USD	100	$117,055

			241,354
Total Capital Trusts — 14.3%			103,055,389

Preferred Stocks		Shares
Banks — 0.3%
Citigroup, Inc., Series K, 6.88% (c)(j)		75,000	2,232,750
Capital Markets — 2.0%
Goldman Sachs Group, Inc., Series J, 5.50% (c)(j)		395,017	10,693,110
Morgan Stanley, 6.88% (c)(j)		100,000	2,950,000
SCE Trust III, 5.75% (c)(j)		23,730	718,307

			14,361,417
Real Estate Investment Trusts (REITs) — 2.0%
Firstar Realty LLC, 8.88% (d)(j)		10,000	12,450,000
SunTrust Real Estate Investment Corp., 9.00% (d)(j)		15	1,644,831

			14,094,831
Total Preferred Stocks — 4.3%			30,688,998
Total Preferred Securities — 18.6%			133,744,387

U.S. Treasury Obligations		Par (000)
U.S. Treasury Notes (e):
2.25%, 11/15/25	USD	34,500	36,892,092
1.63%, 2/15/26		15,500	15,729,663
Total U.S. Treasury Obligations - 7.3%			52,621,755
Total Long-Term Investments (Cost — $1,098,672,610) — 152.6%			1,098,166,958

Short-Term Securities — 5.1%		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.36% (n)(o)		36,588,973	36,588,973
Total Short-Term Securities (Cost — $36,588,973) — 5.1%			36,588,973

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	21

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Value
Options Purchased (Cost — $884,953) — 0.1%	$364,338
Total Investments Before Options Written (Cost — $1,136,146,536) — 157.8%	1,135,120,269
Options Written (Premiums Received — $530,775) — (0.0)%	(50,393)
Total Investments, Net of Options Written (Cost — $1,135,615,761*) — 157.8%	1,135,069,876
Liabilities in Excess of Other Assets — (57.8)%	(415,539,016)

Net Assets — 100.0%	$719,530,860

*	As of July 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$1,127,938,356

Gross unrealized appreciation	$36,450,805
Gross unrealized depreciation	(29,319,285)

Net unrealized appreciation	$7,131,520

Notes to Schedule of Investments

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Trust held restricted securities with a current value of $561 and an original cost of $8,635, which was less than 0.01% of its net assets.

(c)	Variable rate security. Rate as of period end.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(g)	Security is eligible to receive residual cash flows.

(h)	Amount is less than $500.

(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(j)	Perpetual security with no stated maturity date.

(k)	When-issued security.

(l)	Convertible security.

(m)	Issuer filed for bankruptcy and/or is in default of interest payments.

(n)	During the period ended July 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at October 31, 2015	Net Activity	Shares Held at July 31, 2016	Value at July 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	6,140,532	30,448,441	36,588,973	$36,588,973	$76,503

(o)	Current yield as of period end.

Portfolio Abbreviations

ABS	Asset-Backed Security
ADS	American Depositary Shares

22	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

ABS	Asset-Backed Security
ADS	American Depositary Shares
ARS	Auction Rate Securities
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CNY	Chinese Renminbi
COP	Certificates of Participation
CR	Custodian Receipt
DIP	Debtor-In-Possession
EUR	Euro
GBP	British Pound
ISDA	International Swaps and Derivatives Association, Inc.
JPY	Japanese Yen
JSC	Joint Stock Company
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
OTC	Over-the-Counter
PIK	Payment-In-Kind.
PLN	Polish Zloty
Radian	Radian Guaranty, Inc.
REMIC	Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

•

For Trust compliance purposes, the Trust’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
UBS Ltd.	0.80%	6/03/15	Open	$158,000	$159,489	Corporate Bonds	Open/Demand	[1]
UBS Ltd.	0.85%	6/03/15	Open	232,500	234,828	Corporate Bonds	Open/Demand	[1]
UBS Ltd.	0.70%	11/10/15	Open	5,117,774	5,144,036	Foreign Agency Obligations	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	440,735	443,027	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	387,100	389,113	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	253,575	254,894	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	450,215	452,556	Corporate Bonds	Open/Demand	[1]

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	23

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
UBS Securities LLC	0.80%	12/09/15	Open	$486,675	$489,206	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	539,850	542,657	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	708,037	711,719	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	542,430	545,251	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	537,000	539,792	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	789,750	793,857	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	419,475	421,656	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	680,600	684,139	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	545,200	548,035	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	723,450	727,212	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	688,750	692,332	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	549,750	552,609	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	2,095,144	2,106,039	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	535,087	537,870	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/09/15	Open	642,950	646,293	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	12/10/15	Open	1,504,800	1,512,491	Corporate Bonds	Open/Demand	[1]
Barclays Bank PLC	0.75%	12/17/15	Open	3,504,644	3,521,218	Foreign Agency Obligations	Open/Demand	[1]
Barclays Bank PLC	0.80%	12/17/15	Open	947,031	951,808	Corporate Bonds	Open/Demand	[1]
Barclays Bank PLC	0.85%	12/17/15	Open	1,387,625	1,395,062	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	0.60%	12/17/15	Open	5,887,500	5,909,774	Capital Trusts	Open/Demand	[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	975,550	980,471	Capital Trusts	Open/Demand	[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	1,988,437	1,998,468	Capital Trusts	Open/Demand	[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	230,313	231,474	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	867,300	871,675	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	702,406	705,951	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	0.80%	12/17/15	Open	644,875	648,130	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	0.95%	12/17/15	Open	3,224,398	3,243,713	Corporate Bonds	Open/Demand	[1]
Credit Suisse Securities (USA) LLC	0.70%	12/17/15	Open	814,036	817,629	Corporate Bonds	Open/Demand	[1]
Credit Suisse Securities (USA) LLC	1.10%	12/17/15	Open	802,750	808,318	Corporate Bonds	Open/Demand	[1]
Credit Suisse Securities (USA) LLC	1.15%	12/17/15	Open	577,212	581,398	Corporate Bonds	Open/Demand	[1]
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	2,685,000	2,696,005	Capital Trusts	Open/Demand	[1]
HSBC Securities (USA), Inc.	0.65%	12/17/15	Open	3,456,000	3,470,165	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	12/17/15	Open	484,900	486,857	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.90%	12/17/15	Open	202,125	203,272	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.90%	12/17/15	Open	388,220	390,423	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.90%	12/17/15	Open	123,487	124,188	Corporate Bonds	Open/Demand	[1]

24	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	0.95%	12/17/15	Open	$376,875	$379,133	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	737,200	741,616	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	1,973,420	1,985,241	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	315,900	317,792	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	233,250	234,647	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	179,877	180,955	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	267,637	269,241	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	275,200	276,849	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	167,860	168,866	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	462,075	464,843	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	12/17/15	Open	448,800	451,488	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	622,500	626,425	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	152,220	153,180	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	767,350	772,189	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	267,138	268,822	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	1,178,000	1,185,428	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	492,900	496,008	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	398,475	400,988	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	378,200	380,585	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	492,800	495,907	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	241,425	242,947	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	138,400	139,273	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	192,625	193,840	Corporate Bonds	Open/Demand	[1]

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	25

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.00%	12/17/15	Open	$45,390	$45,676	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	45,337	45,623	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	193,590	194,811	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	103,500	104,153	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	323,900	325,942	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	124,000	124,782	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	120,080	120,837	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	245,700	247,249	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	80,250	80,756	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	270,100	271,803	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	194,375	195,601	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	78,500	78,995	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	373,500	375,855	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	243,000	244,532	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	88,400	88,957	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/17/15	Open	323,900	325,942	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.05%	12/17/15	Open	1,247,750	1,256,011	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.05%	12/17/15	Open	133,200	134,082	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.05%	12/17/15	Open	245,700	247,327	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.05%	12/17/15	Open	64,080	64,504	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	12/18/15	Open	406,400	408,802	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	12/18/15	Open	1,050,000	1,056,621	Corporate Bonds	Open/Demand	[1]
UBS Ltd.	1.00%	12/21/15	Open	1,464,000	1,473,069	Corporate Bonds	Open/Demand	[1]
UBS Ltd.	1.00%	12/21/15	Open	9,175,000	9,231,834	Capital Trusts	Open/Demand	[1]
UBS Securities LLC	0.75%	12/21/15	Open	7,068,750	7,101,590	Capital Trusts	Open/Demand	[1]

26	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
UBS Securities LLC	0.75%	12/21/15	Open	$3,540,000	$3,556,446	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.75%	12/21/15	Open	4,963,750	4,986,811	Capital Trusts	Open/Demand	[1]
UBS Securities LLC	0.75%	12/21/15	Open	5,125,000	5,148,810	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.75%	12/21/15	Open	8,206,000	8,244,124	Capital Trusts	Open/Demand	[1]
UBS Securities LLC	1.00%	12/21/15	Open	2,385,000	2,399,774	Foreign Agency Obligations	Open/Demand	[1]
UBS Securities LLC	1.00%	12/21/15	Open	3,062,500	3,081,470	Capital Trusts	Open/Demand	[1]
UBS Securities LLC	1.00%	12/21/15	Open	3,135,750	3,155,174	Capital Trusts	Open/Demand	[1]
UBS Securities LLC	1.00%	12/21/15	Open	4,071,000	4,096,218	Capital Trusts	Open/Demand	[1]
UBS Securities LLC	1.00%	12/21/15	Open	3,812,500	3,836,116	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.65%	12/22/15	Open	52,981	53,194	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	12/23/15	Open	507,642	510,616	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	12/28/15	Open	1,042,335	1,048,618	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets LLC	1.00%	1/07/16	Open	469,040	471,737	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	57,000	57,315	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	1/14/16	Open	125,000	125,691	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	0.40%	1/15/16	Open	35,276,250	35,354,250	U.S. Treasury Obligations	Open/Demand	[1]
UBS Securities LLC	0.60%	1/21/16	Open	1,587,375	1,592,481	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	1/22/16	Open	386,975	389,007	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.90%	1/26/16	Open	88,075	88,489	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	1/26/16	Open	845,975	850,393	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	2/04/16	Open	271,440	272,715	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	2/09/16	Open	978,412	983,141	Capital Trusts	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	416,000	417,999	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	178,000	178,855	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	640,000	643,076	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	496,000	498,384	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	2/10/16	Open	291,000	292,398	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	2/10/16	Open	1,034,426	1,039,397	Capital Trusts	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	2/11/16	Open	1,461,480	1,468,422	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	2/12/16	Open	773,000	776,672	Capital Trusts	Open/Demand	[1]

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	27

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
UBS Securities LLC	1.00%	2/16/16	Open	$1,049,510	$1,054,349	Capital Trusts	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	2/17/16	Open	203,000	203,936	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	2/26/16	Open	404,000	405,762	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	3/01/16	Open	3,795,000	3,811,129	Capital Trusts	Open/Demand	[1]
UBS Securities LLC	1.00%	3/01/16	Open	2,287,500	2,297,222	Capital Trusts	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	3/02/16	Open	2,187,000	2,192,910	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	3/02/16	Open	1,389,760	1,393,515	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	3/02/16	Open	717,200	720,228	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.10%	3/02/16	Open	602,062	604,859	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	3/10/16	Open	325,000	326,291	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	3/16/16	Open	303,030	304,126	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	3/17/16	Open	713,000	715,634	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	3/17/16	Open	474,267	476,020	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	0.80%	3/22/16	Open	5,161,000	5,176,139	Capital Trusts	Open/Demand	[1]
HSBC Securities (USA), Inc.	0.95%	3/22/16	Open	908,000	911,163	Corporate Bonds	Open/Demand	[1]
HSBC Securities (USA), Inc.	0.95%	3/22/16	Open	1,178,000	1,182,103	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	3/22/16	Open	1,219,200	1,222,061	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	3/22/16	Open	534,750	536,005	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.75%	3/22/16	Open	278,225	278,990	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.75%	3/22/16	Open	242,222	242,889	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	3/22/16	Open	701,250	703,821	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	3/22/16	Open	732,000	734,684	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	3/23/16	Open	321,000	322,168	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	3/30/16	Open	395,000	396,339	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	3/30/16	Open	463,138	464,707	Corporate Bonds	Open/Demand	[1]

28	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.00%	3/30/16	Open	$919,538	$922,654	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	3/30/16	Open	2,133,500	2,140,730	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	4/05/16	Open	1,790,320	1,796,188	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	4/06/16	Open	38,100	38,179	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.75%	4/06/16	Open	131,610	131,928	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.75%	4/06/16	Open	709,700	711,415	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.75%	4/06/16	Open	128,173	128,482	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.75%	4/06/16	Open	138,600	138,935	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.75%	4/06/16	Open	145,618	145,969	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	4/06/16	Open	511,010	512,574	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.10%	4/06/16	Open	45,600	45,762	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.10%	4/06/16	Open	633,810	636,057	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.75%	4/07/16	Open	150,120	150,470	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	4/07/16	Open	135,450	135,883	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	4/08/16	Open	1,315,843	1,319,900	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	4/13/16	Open	465,750	467,090	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	4/13/16	Open	499,495	500,932	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	4/13/16	Open	628,350	630,253	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	4/13/16	Open	483,000	484,462	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	4/13/16	Open	608,000	609,841	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	4/13/16	Open	909,150	911,903	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	4/13/16	Open	412,610	413,859	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.10%	4/13/16	Open	402,675	404,016	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.10%	4/13/16	Open	483,840	485,451	Corporate Bonds	Open/Demand	[1]

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	29

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.10%	4/13/16	Open	$696,143	$698,461	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.10%	4/13/16	Open	490,245	491,878	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	4/20/16	Open	217,120	217,729	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.05%	4/21/16	Open	544,000	545,603	Capital Trusts	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.05%	4/21/16	Open	1,409,000	1,413,151	Capital Trusts	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.05%	4/21/16	Open	1,953,000	1,958,753	Capital Trusts	Open/Demand	[1]
RBC Capital Markets, LLC	0.75%	4/21/16	Open	494,000	495,039	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	4/21/16	Open	381,700	382,717	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	4/21/16	Open	347,600	348,526	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	4/21/16	Open	288,000	288,768	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	4/21/16	Open	354,900	355,846	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	4/21/16	Open	361,008	361,970	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	4/21/16	Open	77,225	77,444	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	4/21/16	Open	884,948	887,430	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	4/21/16	Open	480,375	481,723	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.10%	4/21/16	Open	899,020	901,794	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.10%	4/21/16	Open	697,150	699,301	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.10%	4/21/16	Open	280,688	281,554	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	4/21/16	Open	2,310,400	2,316,882	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	4/21/16	Open	3,477,100	3,486,855	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	4/22/16	Open	311,500	312,297	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	0.80%	4/26/16	Open	310,531	311,187	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.90%	4/27/16	Open	858,572	860,590	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	4/28/16	Open	586,704	588,187	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	4/29/16	Open	157,007	157,400	Corporate Bonds	Open/Demand	[1]

30	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	0.25%	4/29/16	Open	$499,392	$499,704	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	4/29/16	Open	915,800	918,090	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/02/16	Open	464,800	465,949	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.10%	5/02/16	Open	809,100	811,300	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.05%	5/04/16	Open	665,824	667,513	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/04/16	Open	524,450	525,717	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/04/16	Open	120,085	120,375	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.05%	5/04/16	Open	784,550	786,541	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	5/04/16	Open	690,858	692,566	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/05/16	Open	2,150,955	2,155,974	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/05/16	Open	638,000	639,489	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/05/16	Open	1,060,125	1,062,599	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/05/16	Open	451,000	452,052	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/05/16	Open	142,375	142,707	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	0.80%	5/05/16	Open	891,000	892,663	Corporate Bonds	Open/Demand	[1]
BNP Paribas Securities Corp.	0.10%	5/06/16	Open	15,345,000	15,360,336	U.S. Treasury Obligations	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	5/06/16	Open	813,400	815,182	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	5/09/16	Open	412,000	412,938	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	5/09/16	Open	1,134,000	1,136,583	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.75%	5/09/16	Open	425,685	426,412	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	5/09/16	Open	379,500	380,321	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	5/09/16	Open	211,185	211,642	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/09/16	Open	141,950	142,273	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/09/16	Open	246,325	246,886	Corporate Bonds	Open/Demand	[1]

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	31

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.00%	5/09/16	Open	$318,250	$318,975	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	5/09/16	Open	608,970	610,357	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	5/09/16	Open	287,525	288,180	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	0.80%	5/10/16	Open	659,120	660,306	Corporate Bonds	Open/Demand	[1]
BNP Paribas Securities Corp.	1.04%	5/10/16	Open	1,177,000	1,179,754	Corporate Bonds	Open/Demand	[1]
BNP Paribas Securities Corp.	1.04%	5/10/16	Open	1,149,000	1,151,689	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	5/10/16	Open	292,000	292,657	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	5/10/16	Open	1,025,000	1,027,306	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	5/10/16	Open	2,486,000	2,491,594	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	5/10/16	Open	851,000	852,915	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	5/10/16	Open	250,000	250,563	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	5/10/16	Open	728,000	729,638	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	5/10/16	Open	270,400	270,985	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	5/10/16	Open	452,880	453,848	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	5/10/16	Open	135,548	135,837	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	5/10/16	Open	562,238	563,439	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/10/16	Open	620,400	621,796	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	5/10/16	Open	89,505	89,706	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	5/10/16	Open	355,775	356,575	Corporate Bonds	Open/Demand	[1]
Credit Suisse Securities (USA) LLC	1.25%	5/11/16	Open	1,766,120	1,771,149	Foreign Agency Obligations	Open/Demand	[1]
Credit Suisse Securities (USA) LLC	1.25%	5/11/16	Open	390,930	392,043	Foreign Agency Obligations	Open/Demand	[1]
Credit Suisse Securities (USA) LLC	1.25%	5/11/16	Open	2,175,554	2,181,748	Foreign Agency Obligations	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	5/11/16	Open	117,455	117,703	Corporate Bonds	Open/Demand	[1]
Barclays Bank PLC	0.65%	5/12/16	Open	1,396,875	1,398,817	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	5/12/16	Open	401,625	402,484	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/13/16	Open	589,515	590,825	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.05%	5/16/16	Open	2,612,000	2,617,790	Corporate Bonds	Open/Demand	[1]

32	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.00%	5/16/16	Open	$1,747,655	$1,751,344	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/16/16	Open	885,625	887,495	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/16/16	Open	589,875	591,120	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/17/16	Open	595,875	597,100	Corporate Bonds	Open/Demand	[1]
BNP Paribas Securities Corp.	0.75%	5/18/16	Open	8,200,000	8,212,642	Corporate Bonds	Open/Demand	[1]
BNP Paribas Securities Corp.	1.04%	5/18/16	Open	1,560,000	1,563,335	Corporate Bonds	Open/Demand	[1]
BNP Paribas Securities Corp.	1.04%	5/18/16	Open	816,000	817,744	Corporate Bonds	Open/Demand	[1]
BNP Paribas Securities Corp.	1.04%	5/18/16	Open	633,000	634,353	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.64%	5/19/16	Open	185,000	185,230	Corporate Bonds	Open/Demand	[1]
BNP Paribas Securities Corp.	1.04%	5/20/16	Open	360,000	360,718	Corporate Bonds	Open/Demand	[1]
Credit Suisse Securities (USA) LLC	1.25%	5/20/16	Open	2,839,821	2,846,625	Foreign Agency Obligations	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	5/23/16	Open	343,400	344,016	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/23/16	Open	949,701	951,547	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	5/23/16	Open	180,720	181,072	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.90%	5/24/16	Open	215,000	215,360	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	5/24/16	Open	495,600	496,476	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.75%	5/25/16	Open	2,763,354	2,767,269	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/25/16	Open	346,768	347,423	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	5/25/16	Open	371,900	372,582	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	5/26/16	Open	236,931	237,350	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	5/27/16	Open	433,733	434,467	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	5/31/16	Open	317,285	317,814	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	6/01/16	Open	354,750	355,302	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	6/02/16	Open	679,800	680,805	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	6/02/16	Open	208,896	209,205	Corporate Bonds	Open/Demand	[1]

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	33

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
RBC Capital Markets, LLC	1.00%	6/06/16	Open	$474,780	$475,492	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.90%	6/07/16	Open	63,550	63,637	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.90%	6/07/16	Open	478,800	479,434	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	6/07/16	Open	143,261	143,480	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	6/15/16	Open	106,000	106,133	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	6/21/16	Open	125,250	125,386	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	6/21/16	Open	4,822,606	4,827,831	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.05%	6/29/16	Open	86,000	86,078	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	6/29/16	Open	170,150	170,301	Corporate Bonds	Open/Demand	[1]
BNP Paribas Securities Corp.	1.47%	7/01/16	8/5/2016	824,000	824,907	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	7/01/16	8/5/2016	1,112,000	1,113,224	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	7/01/16	8/5/2016	1,060,000	1,061,167	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	7/01/16	8/5/2016	823,000	823,906	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	7/01/16	8/5/2016	816,000	816,898	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.47%	7/01/16	8/5/2016	814,000	814,896	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	1,283,000	1,284,556	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	791,000	791,960	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	951,000	952,154	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	773,000	773,938	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	2,307,000	2,309,799	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	920,000	921,116	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	1,556,000	1,557,888	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	762,000	762,924	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	755,000	755,916	Asset-Backed Securities	Up to 30 Days

34	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	$734,000	$734,890	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	750,000	750,910	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	778,000	778,944	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	1,088,000	1,089,320	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	924,000	925,121	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	1,572,000	1,573,907	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	749,000	749,909	Asset-Backed Securities	Up to 30 Days
BNP Paribas Securities Corp.	1.62%	7/01/16	8/5/2016	1,881,000	1,883,282	Asset-Backed Securities	Up to 30 Days
Barclays Capital, Inc.	1.97%	7/05/16	8/5/2016	9,870,803	9,884,844		Up to 30 Days
Deutsche Bank Securities, Inc.	0.80%	7/07/16	Open	813,000	813,434	Foreign Agency Obligations	Open/Demand	[1]
Deutsche Bank Securities, Inc.	0.80%	7/07/16	Open	2,683,000	2,684,431	Capital Trusts	Open/Demand	[1]
Deutsche Bank Securities, Inc.	0.80%	7/07/16	Open	2,512,000	2,513,340	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	0.80%	7/07/16	Open	1,812,000	1,812,966	Capital Trusts	Open/Demand	[1]
Deutsche Bank Securities, Inc.	0.80%	7/07/16	Open	1,890,000	1,891,008	Capital Trusts	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	556,000	556,371	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	2,283,000	2,284,522	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	729,000	729,486	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	4,614,000	4,617,076	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	2,835,000	2,836,890	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	3,137,000	3,139,091	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	2,528,000	2,529,685	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,489,000	1,489,993	Capital Trusts	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	310,000	310,207	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,168,000	1,168,779	Corporate Bonds	Open/Demand	[1]

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	35

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	$2,373,000	$2,374,582	Capital Trusts	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	2,638,000	2,639,759	Capital Trusts	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,811,000	1,812,207	Capital Trusts	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	189,000	189,126	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	2,368,000	2,369,579	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	591,000	591,394	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	265,000	265,177	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	313,000	313,209	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	355,000	355,237	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	137,000	137,091	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	234,000	234,156	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,412,000	1,412,941	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	587,000	587,391	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,127,000	1,127,751	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	719,000	719,479	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	265,000	265,177	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	89,000	89,059	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	99,000	99,066	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	849,000	849,566	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	373,000	373,249	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	290,000	290,193	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	191,000	191,127	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	300,000	300,200	Corporate Bonds	Open/Demand	[1]

36	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	$124,000	$124,083	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.00%	7/07/16	Open	1,704,000	1,705,136	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	(1.00)%	7/07/16	Open	1,528,000	1,526,981	Capital Trusts	Open/Demand	[1]
Deutsche Bank Securities, Inc.	1.10%	7/07/16	Open	2,766,000	2,768,028	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	7/07/16	Open	295,200	295,364	Corporate Bonds	Open/Demand	[1]
Morgan Stanley & Co. LLC	1.50%	7/08/16	8/10/16	3,977,375	3,980,855	Asset-Backed Securities	Up to 30 Days
RBC Capital Markets, LLC	0.95%	7/08/16	Open	181,770	181,866	Corporate Bonds	Open/Demand	[1]
Barclays Capital, Inc.	1.98%	7/13/16	8/15/16	3,050,895	3,053,747	Non-Agency Mortgage-Backed Securities	Up to 30 Days
RBC Capital Markets, LLC	0.95%	7/13/16	Open	128,296	128,354	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	(3.00)%	7/14/16	Open	583,605	582,730	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	7/14/16	Open	57,600	57,622	Corporate Bonds	Open/Demand	[1]
BNP Paribas Securities Corp.	1.59%	7/15/16	10/21/16	1,255,000	1,255,554	Asset-Backed Securities	Up to 30 Days
RBC Capital Markets, LLC	0.95%	7/19/16	Open	342,336	342,453	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	7/20/16	Open	805,800	806,013	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	7/20/16	Open	1,449,250	1,449,653	Corporate Bonds	Open/Demand	[1]
Deutsche Bank Securities, Inc.	(0.25)%	7/21/16	Open	150,675	150,665	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.75%	7/21/16	Open	171,004	171,029	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	1.00%	7/22/16	Open	305,100	305,151	Corporate Bonds	Open/Demand	[1]
UBS Securities LLC	1.00%	7/22/16	Open	99,125	99,142	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.00%	7/25/16	Open	912,135	912,135	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.75%	7/25/16	Open	210,490	210,512	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets LLC	0.75%	7/27/16	Open	437,850	437,877	Corporate Bonds	Open/Demand	[1]
RBC Capital Markets, LLC	0.95%	7/27/16	Open	260,820	260,841	Corporate Bonds	Open/Demand	[1]

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	37

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Reverse Repurchase Agreements (concluded)

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
J.P. Morgan Securities LLC	1.84%	7/28/16	8/26/16	$5,757,000	$5,757,885	Asset-Backed Securities	Up to 30 Days
RBC Capital Markets, LLC	0.75%	7/28/16	Open	743,820	743,820	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	7/28/16	Open	183,870	183,870	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.75%	7/29/16	Open	259,350	259,350	Corporate Bonds	Open/Demand[1]
RBC Capital Markets, LLC	0.95%	7/29/16	Open	478,855	478,855	Corporate Bonds	Open/Demand[1]
UBS Securities LLC	1.00%	7/29/16	Open	460,200	460,200	Corporate Bonds	Open/Demand[1]
Total				$421,917,357	$423,126,377

[1] Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Short	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(123)	2-Year U.S. Treasury Note	September 2016	USD	26,937,000	$(148,760)
(8)	5-Year U.S. Treasury Note	September 2016	USD	976,125	(7,940)
(21)	10-Year U.S. Treasury Note	September 2016	USD	2,793,985	3,448
(3)	EURO-BOBL Future	September 2016	EUR	401,010	(3,658)
(5)	Long U.S. Treasury Bond	September 2016	USD	872,188	(50,101)
(1)	Ultra U.S. Treasury Bond	September 2016	USD	190,531	(12,595)
Total					$(219,606)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
COP	197,340,000	USD	63,827	Credit Suisse International	8/01/16	$453
COP	2,512,951,261	USD	812,785	Credit Suisse International	8/01/16	5,766
COP	2,707,601,802	USD	875,742	Credit Suisse International	8/01/16	6,213
COP	951,437,500	USD	325,000	Credit Suisse International	8/01/16	(15,085)
COP	961,350,000	USD	325,000	Credit Suisse International	8/01/16	(11,857)
COP	1,919,450,000	USD	650,000	Standard Chartered Bank	8/01/16	(24,772)
COP	1,347,248,000	USD	460,000	Standard Chartered Bank	8/01/16	(21,157)
USD	65,000	COP	197,340,000	Credit Suisse International	8/01/16	720
USD	880,049	COP	2,707,601,802	Credit Suisse International	8/01/16	(1,906)

38	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	814,951	COP	2,512,951,261	Credit Suisse International	8/01/16	$(3,600)
USD	307,731	COP	951,437,500	Credit Suisse International	8/01/16	(2,183)
USD	310,937	COP	961,350,000	Credit Suisse International	8/01/16	(2,206)
USD	620,824	COP	1,919,450,000	Standard Chartered Bank	8/01/16	(4,404)
USD	435,752	COP	1,347,248,000	Standard Chartered Bank	8/01/16	(3,091)
BRL	2,038,895	USD	608,989	Credit Suisse International	8/02/16	19,834
BRL	707,182	USD	213,007	Goldman Sachs International	8/02/16	5,098
BRL	893,289	USD	265,000	Goldman Sachs International	8/02/16	10,502
BRL	2,245,209	USD	666,056	Goldman Sachs International	8/02/16	26,397
BRL	859,925	USD	265,000	Morgan Stanley & Co. International PLC	8/02/16	213
BRL	26,524,909	USD	8,159,000	Royal Bank of Scotland PLC	8/02/16	21,641
BRL	30,693,939	USD	9,476,363	Royal Bank of Scotland PLC	8/02/16	(9,937)
BRL	1,348,477	USD	416,325	Royal Bank of Scotland PLC	8/02/16	(437)
BRL	1,340,682	USD	413,918	Standard Chartered Bank	8/02/16	(434)
EUR	1,585,000	USD	1,765,436	Deutsche Bank AG	8/02/16	6,594
USD	629,483	BRL	2,038,895	Credit Suisse International	8/02/16	660
USD	218,334	BRL	707,182	Goldman Sachs International	8/02/16	229
USD	693,180	BRL	2,245,209	Goldman Sachs International	8/02/16	727
USD	275,791	BRL	893,289	Goldman Sachs International	8/02/16	289
USD	265,491	BRL	859,925	Morgan Stanley & Co. International PLC	8/02/16	278
USD	9,355,056	BRL	30,693,939	Royal Bank of Scotland PLC	8/02/16	(111,370)
USD	410,996	BRL	1,348,477	Royal Bank of Scotland PLC	8/02/16	(4,893)
USD	8,189,228	BRL	26,524,909	Royal Bank of Scotland PLC	8/02/16	8,587
USD	411,000	BRL	1,340,682	Standard Chartered Bank	8/02/16	(2,484)
USD	1,767,402	EUR	1,555,000	Citibank N.A.	8/02/16	28,911
EUR	1,000,000	USD	1,109,996	Bank of America N.A.	8/03/16	8,046
EUR	600,000	USD	665,605	Morgan Stanley & Co. International PLC	8/03/16	5,220
USD	3,191,153	EUR	2,860,000	Morgan Stanley & Co. International PLC	8/03/16	(6,447)
USD	17,588,713	EUR	15,830,000	Morgan Stanley & Co. International PLC	8/03/16	(109,890)
USD	120,450	GBP	92,000	Credit Suisse International	8/03/16	(1,309)
USD	17,344	GBP	13,000	Morgan Stanley & Co. International PLC	8/03/16	139
USD	29,448,795	GBP	21,869,000	Royal Bank of Scotland PLC	8/03/16	505,928
USD	1,953,917	GBP	1,451,000	Royal Bank of Scotland PLC	8/03/16	33,568
USD	168,875	JPY	17,336,000	Bank of America N.A.	8/03/16	(1,033)
USD	168,997	JPY	17,336,000	Barclays Bank PLC	8/03/16	(910)
EUR	3,190,000	SEK	30,207,865	Deutsche Bank AG	8/04/16	36,156
GBP	1,340,000	USD	1,765,490	Goldman Sachs International	8/04/16	7,975
GBP	1,340,000	USD	1,759,637	Morgan Stanley & Co. International PLC	8/04/16	13,828
GBP	1,340,000	USD	1,764,208	UBS AG	8/04/16	9,257
NOK	29,528,210	USD	3,530,000	Standard Chartered Bank	8/04/16	(30,183)

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	39

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
SEK	15,617,315	EUR	1,650,000	Morgan Stanley & Co. International PLC	8/04/16	$(19,571)
SEK	14,511,910	EUR	1,540,000	Royal Bank of Scotland PLC	8/04/16	(25,776)
USD	1,780,940	GBP	1,340,000	BNP Paribas SA	8/04/16	7,476
USD	1,780,940	GBP	1,340,000	BNP Paribas SA	8/04/16	7,476
USD	1,778,193	GBP	1,340,000	BNP Paribas SA	8/04/16	4,729
USD	7,040,000	NOK	60,261,921	Standard Chartered Bank	8/04/16	(102,515)
TRY	1,265,816	USD	420,000	Credit Suisse International	8/05/16	3,319
USD	308,000	TRY	931,867	Citibank N.A.	8/05/16	(3,639)
USD	210,000	TRY	635,903	Deutsche Bank AG	8/05/16	(2,661)
USD	112,000	TRY	338,908	Goldman Sachs International	8/05/16	(1,339)
USD	210,000	TRY	635,404	Royal Bank of Scotland PLC	8/05/16	(2,494)
CLP	89,876,250	USD	135,000	BNP Paribas SA	8/08/16	2,205
CLP	89,876,250	USD	135,000	Royal Bank of Scotland PLC	8/08/16	2,205
CLP	86,502,000	USD	130,000	Royal Bank of Scotland PLC	8/08/16	2,054
CLP	135,495,745	USD	203,753	Standard Chartered Bank	8/08/16	3,095
USD	603,753	CLP	400,710,866	Deutsche Bank AG	8/08/16	(7,974)
USD	1,894,007	TRY	5,731,879	Goldman Sachs International	8/08/16	(21,542)
USD	717,620	TRY	2,147,336	Royal Bank of Scotland PLC	8/08/16	(3)
USD	516,373	TRY	1,546,505	Royal Bank of Scotland PLC	8/08/16	(456)
USD	323,948	ZAR	4,803,717	Citibank N.A.	8/08/16	(21,689)
USD	120,886	ZAR	1,791,531	Goldman Sachs International	8/08/16	(8,018)
USD	166,388	ZAR	2,461,962	Morgan Stanley & Co. International PLC	8/08/16	(10,755)
ZAR	3,062,094	USD	205,000	Goldman Sachs International	8/08/16	15,324
ZAR	6,057,398	USD	406,222	Royal Bank of Scotland PLC	8/08/16	29,619
JPY	16,014,948	USD	151,600	Goldman Sachs International	8/09/16	5,386
JPY	4,958,494	USD	47,600	Royal Bank of Scotland PLC	8/09/16	1,006
JPY	4,249,211	USD	40,798	UBS AG	8/09/16	855
JPY	4,957,984	USD	47,603	Westpac Group	8/09/16	998
USD	20,075	ARS	305,935	Royal Bank of Scotland PLC	8/09/16	(217)
RUB	73,959,200	USD	1,120,000	Credit Suisse International	8/11/16	(1,824)
EUR	483,883	USD	547,704	Royal Bank of Scotland PLC	8/12/16	(6,521)
USD	670,000	CAD	879,436	Morgan Stanley & Co. International PLC	8/12/16	(3,615)
USD	552,973	EUR	483,883	Royal Bank of Scotland PLC	8/12/16	11,790
JPY	38,322,121	USD	368,000	JPMorgan Chase Bank N.A.	8/15/16	7,731
RUB	45,609,000	USD	690,000	BNP Paribas SA	8/15/16	(1,152)
RUB	46,669,000	USD	700,000	Deutsche Bank AG	8/15/16	4,857
USD	528,706	GBP	400,000	UBS AG	8/15/16	(771)
CAD	335,673	USD	255,750	Morgan Stanley & Co. International PLC	8/16/16	1,369
EUR	142,800	RUB	10,391,556	Deutsche Bank AG	8/16/16	2,828
EUR	239,792	USD	269,437	Citibank N.A.	8/16/16	(1,207)
EUR	269,000	USD	304,955	Deutsche Bank AG	8/16/16	(4,054)
EUR	172,800	USD	191,763	JPMorgan Chase Bank N.A.	8/16/16	1,529

40	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	411,223	USD	455,961	Morgan Stanley & Co. International PLC	8/16/16	$4,029
EUR	610,331	USD	676,749	Morgan Stanley & Co. International PLC	8/16/16	5,962
EUR	493,250	USD	558,272	Royal Bank of Scotland PLC	8/16/16	(6,527)
GBP	197,300	USD	264,372	Citibank N.A.	8/16/16	(3,203)
GBP	78,014	USD	102,509	Citibank N.A.	8/16/16	760
GBP	531,986	USD	698,144	Deutsche Bank AG	8/16/16	6,053
GBP	97,522	USD	127,953	Goldman Sachs International	8/16/16	1,138
GBP	177,085	USD	232,683	Goldman Sachs International	8/16/16	1,727
GBP	40,000	USD	52,617	Morgan Stanley & Co. International PLC	8/16/16	332
GBP	195,000	USD	256,106	Morgan Stanley & Co. International PLC	8/16/16	2,018
GBP	97,522	USD	127,870	Royal Bank of Scotland PLC	8/16/16	1,221
GBP	82,872	USD	108,740	Royal Bank of Scotland PLC	8/16/16	959
JPY	140,020,026	USD	1,313,000	Royal Bank of Scotland PLC	8/16/16	59,882
MXN	2,704,886	USD	144,963	Citibank N.A.	8/16/16	(915)
MXN	4,326,010	USD	227,000	Deutsche Bank AG	8/16/16	3,381
MXN	9,417,508	USD	502,137	Deutsche Bank AG	8/16/16	(609)
MXN	4,181,982	USD	223,000	Royal Bank of Scotland PLC	8/16/16	(289)
MYR	606,784	USD	152,000	JPMorgan Chase Bank N.A.	8/16/16	(1,511)
PLN	2,974,178	USD	751,482	BNP Paribas SA	8/16/16	11,442
PLN	2,852,683	USD	736,547	JPMorgan Chase Bank N.A.	8/16/16	(4,788)
PLN	17,631	USD	4,434	Morgan Stanley & Co. International PLC	8/16/16	88
PLN	4,934,087	USD	1,232,328	Royal Bank of Scotland PLC	8/16/16	33,344
PLN	4,875,186	USD	1,218,263	State Street Bank And Trust Co.	8/16/16	32,300
PLN	5,030,035	USD	1,298,074	State Street Bank And Trust Co.	8/16/16	(7,789)
RUB	10,512,650	EUR	142,800	Deutsche Bank AG	8/16/16	(999)
RUB	18,203,640	USD	273,000	Deutsche Bank AG	8/16/16	1,865
TWD	9,659,600	USD	304,000	Standard Chartered Bank	8/16/16	(100)
USD	85,250	CAD	111,085	Standard Chartered Bank	8/16/16	161
USD	75,028	EUR	67,678	Goldman Sachs International	8/16/16	(676)
USD	547,774	EUR	483,883	Royal Bank of Scotland PLC	8/16/16	6,507
USD	1,079,274	EUR	953,876	Royal Bank of Scotland PLC	8/16/16	12,276
USD	304,352	EUR	269,000	Royal Bank of Scotland PLC	8/16/16	3,451
USD	190,518	EUR	172,800	Royal Bank of Scotland PLC	8/16/16	(2,775)
USD	40,489	GBP	30,000	Barclays Bank PLC	8/16/16	777
USD	324,190	GBP	240,000	BNP Paribas SA	8/16/16	6,499
USD	324,202	GBP	240,000	BNP Paribas SA	8/16/16	6,510
USD	261,773	GBP	197,300	Citibank N.A.	8/16/16	605
USD	323,450	GBP	240,000	Deutsche Bank AG	8/16/16	5,758
USD	331,126	GBP	245,000	JPMorgan Chase Bank N.A.	8/16/16	6,816
USD	283,484	GBP	210,000	JPMorgan Chase Bank N.A.	8/16/16	5,504
USD	128,338	GBP	95,000	Royal Bank of Scotland PLC	8/16/16	2,585
USD	385,000	JPY	39,554,900	BNP Paribas SA	8/16/16	(2,832)

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	41

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	271,500	JPY	27,928,662	BNP Paribas SA	8/16/16	$(2,338)
USD	271,500	JPY	27,906,127	Goldman Sachs International	8/16/16	(2,117)
USD	385,000	JPY	39,601,100	Morgan Stanley & Co. International PLC	8/16/16	(3,285)
USD	194,800	KRW	224,347,264	Deutsche Bank AG	8/16/16	(6,827)
USD	379,000	MXN	7,090,954	Citibank N.A.	8/16/16	1,373
USD	92,556	MXN	1,717,841	Citibank N.A.	8/16/16	1,072
USD	227,000	MXN	4,335,309	Citibank N.A.	8/16/16	(3,876)
USD	92,237	MXN	1,711,942	Goldman Sachs International	8/16/16	1,068
USD	230,000	MXN	4,268,938	Goldman Sachs International	8/16/16	2,658
USD	185,100	MXN	3,470,666	Goldman Sachs International	8/16/16	270
USD	88,055	MXN	1,634,214	Royal Bank of Scotland PLC	8/16/16	1,025
USD	76,000	MXN	1,410,533	State Street Bank And Trust Co.	8/16/16	882
USD	4,874,426	PLN	19,017,160	Royal Bank of Scotland PLC	8/16/16	(3,780)
USD	429,923	PLN	1,666,638	State Street Bank And Trust Co.	8/16/16	2,403
USD	273,000	RUB	17,799,600	JPMorgan Chase Bank N.A.	8/16/16	4,236
USD	304,000	TWD	9,797,920	Deutsche Bank AG	8/16/16	(4,252)
USD	11,604	ARS	174,289	Royal Bank of Scotland PLC	8/18/16	115
AUD	2,315,000	USD	1,706,169	Citibank N.A.	8/22/16	52,053
USD	1,756,159	AUD	2,315,000	BNP Paribas SA	8/22/16	(2,063)
USD	1,778,316	AUD	2,365,000	Citibank N.A.	8/22/16	(17,880)
ARS	265,474	USD	17,250	BNP Paribas SA	8/29/16	120
ARS	89,413	USD	5,750	Royal Bank of Scotland PLC	8/29/16	100
JPY	10,480,275	USD	99,658	BNP Paribas SA	8/31/16	3,155
JPY	9,998,611	USD	95,142	Citibank N.A.	8/31/16	2,945
USD	335,000	MXN	6,351,776	Goldman Sachs International	9/01/16	(2,700)
USD	335,000	MXN	6,352,773	Morgan Stanley & Co. International PLC	9/01/16	(2,753)
BRL	1,362,348	USD	410,996	Royal Bank of Scotland PLC	9/02/16	4,658
BRL	31,009,672	USD	9,355,056	Royal Bank of Scotland PLC	9/02/16	106,035
USD	15,018,888	EUR	13,488,000	Royal Bank of Scotland PLC	9/06/16	(81,323)
USD	3,151,205	EUR	2,830,000	Royal Bank of Scotland PLC	9/06/16	(17,063)
USD	1,686,675	GBP	1,280,000	HSBC Bank USA N.A.	9/06/16	(8,290)
USD	28,149,028	GBP	21,362,000	HSBC Bank USA N.A.	9/06/16	(138,355)
USD	162,911	JPY	17,034,500	Bank of America N.A.	9/06/16	(4,240)
USD	162,756	JPY	17,034,500	Morgan Stanley & Co. International PLC	9/06/16	(4,395)
USD	2,200	ARS	34,430	BNP Paribas SA	9/12/16	(33)
CAD	1,778,568	AUD	1,815,000	Deutsche Bank AG	9/14/16	(14,925)
USD	90,000	ARS	1,359,000	Royal Bank of Scotland PLC	9/14/16	1,951
JPY	90,051,399	EUR	795,000	UBS AG	9/26/16	(6,460)
ARS	905,077	USD	58,242	BNP Paribas SA	9/30/16	(152)
ARS	2,018,077	USD	131,044	BNP Paribas SA	9/30/16	(1,519)
ARS	1,139,354	USD	72,802	Royal Bank of Scotland PLC	9/30/16	324
USD	30,500	ARS	467,907	BNP Paribas SA	9/30/16	469
USD	12,000	ARS	181,560	Royal Bank of Scotland PLC	10/05/16	381
USD	23,000	ARS	354,660	Royal Bank of Scotland PLC	10/18/16	475

42	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Forward Foreign Currency Exchange Contracts (concluded)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	25,000	ARS	386,250	Royal Bank of Scotland PLC	10/18/16	$469
CNH	1,003,210	USD	150,000	BNP Paribas SA	11/07/16	749
CNH	1,003,145	USD	150,000	Goldman Sachs International	11/07/16	740
CNH	1,231,654	USD	184,200	Goldman Sachs International	11/07/16	877
CNH	1,036,531	USD	155,000	Goldman Sachs International	11/07/16	756
CNH	1,003,390	USD	150,000	Royal Bank of Canada	11/07/16	776
USD	1,973,000	CNH	13,024,957	Deutsche Bank AG	11/07/16	15,780
USD	21,611	ARS	339,827	BNP Paribas SA	11/18/16	379
USD	10,000	ARS	157,500	BNP Paribas SA	11/18/16	160
USD	140,800	ARS	2,297,856	BNP Paribas SA	12/01/16	(1,878)
USD	19,300	ARS	299,729	BNP Paribas SA	12/05/16	725
USD	362,400	ARS	6,468,840	BNP Paribas SA	7/28/17	(1,445)
Total						$329,866

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
USD Currency	Call	Deutsche Bank AG	8/05/16	JPY	106.00	USD	379	—	$116
GBP Currency	Call	Goldman Sachs International	8/08/16	USD	1.36	GBP	470	—	1,708
USD Currency	Call	Deutsche Bank	8/10/16	JPY	104.00	USD	920	—	2,751
USD Currency	Call	JPMorgan Chase Bank N.A.	8/11/16	JPY	—	USD	30	—	11,776
GBP Currency	Call	HSBC Bank PLC	8/16/16	USD	1.36	GBP	5,545	—	22,889
AUD Currency	Call	Bank of America N.A.	8/18/16	USD	0.76	AUD	9,340	—	69,822
USD Currency	Call	Deutsche Bank AG	8/24/16	CNH	6.70	USD	608	—	883
USD Currency	Call	Deutsche Bank AG	8/24/16	CNH	7.15	USD	608	—	—
USD Currency	Call	BNP Paribas SA	9/09/16	JPY	105.00	USD	1,150	—	6,448
AUD Currency	Call	Deutsche Bank AG	9/12/16	CAD	1.01	AUD	9,455	—	25,350
USD Currency	Call	Deutsche Bank AG	9/27/16	TWD	32.70	USD	830	—	716
USD Currency	Call	Goldman Sachs International	10/27/16	MXN	19.15	USD	1,170	—	23,474
USD Currency	Call	Deutsche Bank AG	12/15/16	CNH	6.75	USD	240	—	2,552
USD Currency	Put	Morgan Stanley & Co. International PLC	8/04/16	BRL	3.58	USD	415	—	—
GBP Currency	Put	Goldman Sachs International	8/08/16	USD	1.32	GBP	470	—	3,637
GBP Currency	Put	HSBC Bank PLC	8/16/16	USD	1.31	GBP	5,545	—	28,980
CHF Currency	Put	UBS AG	8/18/16	SEK	8.45	CHF	9,960	—	791
GBP Currency	Put	BNP Paribas SA	8/25/16	USD	1.30	GBP	10,630	—	49,591
GBP Currency	Put	BNP Paribas SA	8/25/16	USD	1.19	GBP	10,630	—	112
EUR Currency	Put	Deutsche Bank AG	9/20/16	SEK	9.35	EUR	9,700	—	25,344
EUR Currency	Put	Deutsche Bank AG	9/22/16	JPY	113.00	EUR	6,125	—	87,398
Total									$364,338

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	43

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
EUR Currency	Call	HSBC Bank PLC	8/02/16	USD	1.14	EUR	9,470	—	$(498)
USD Currency	Call	Deutsche Bank AG	8/24/16	CNH	6.85	USD	608	—	(52)
USD Currency	Call	Deutsche Bank AG	8/24/16	CNH	7.00	USD	608	—	—
USD Currency	Call	BNP Paribas SA	9/09/16	JPY	109.00	USD	1,150	—	(1,205)
USD Currency	Call	Goldman Sachs International	10/27/16	MXN	20.00	USD	1,170	—	(10,651)
USD Currency	Call	Deutsche Bank AG	12/15/16	CNH	7.10	USD	240	—	(558)
EUR Currency	Put	HSBC Bank PLC	8/02/16	USD	1.09	EUR	9,470	—	(42)
GBP Currency	Put	BNP Paribas SA	8/25/16	USD	1.23	GBP	21,260	—	(4,558)
EUR Currency	Put	Deutsche Bank AG	9/22/16	JPY	108.00	EUR	6,125	—	(27,117)
EUR Currency	Put	Deutsche Bank AG	9/22/16	JPY	104.50	EUR	3,065	—	(5,712)
Total									$(50,393)

Centrally Cleared Credit Default Swaps — Buy Protection

Issuer / Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)	Unrealized Depreciation
Markit iTraxx XO, Series 25, Version 1	5.00%	6/20/21	$580	$(18,874)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
2.13%[1]	3-Month LIBOR	N/A	8/25/25	USD	110	$7,967
2.27%[2]	3-Month LIBOR	N/A	9/11/25	USD	68	(5,781)
1.46%[2]	3-Month LIBOR	N/A	6/28/26	USD	357	(4,041)
1.46%[2]	3-Month LIBOR	N/A	6/28/26	USD	1,427	(16,100)
Total						$(17,955)

[1] Trust pays the floating rate and receives the fixed rate.
[2] Trust pays the fixed rate and receives the floating rate.

OTC Credit Default Swaps — Buy Protection

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Citibank N.A.	6/20/20	USD	604	$4,553	$4,586	$(33)
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	604	6,977	6,317	660
Federation of Russia	1.00%	Bank of America N.A.	6/20/21	USD	662	40,060	41,191	(1,131)
Federation of Russia	1.00%	HSBC Bank PLC	6/20/21	USD	671	40,636	39,672	964
Republic of Philippines	1.00%	Bank of America N.A.	6/20/21	USD	54	(37)	248	(285)
Republic of Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	191	(130)	1,408	(1,538)

44	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Buy Protection (continued)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Republic of Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	191	$(130)	$1,234	$(1,364)
Republic of Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	191	(130)	1,234	(1,364)
Republic of Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	232	(158)	1,392	(1,550)
Republic of Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	194	(132)	1,248	(1,380)
Republic of Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	155	(106)	927	(1,033)
Republic of Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	1,140	(713)	6,772	(7,485)
Republic of Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	456	(285)	2,709	(2,994)
Republic of Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	684	(428)	4,376	(4,804)
Republic of Philippines	1.00%	Barclays Bank PLC	6/20/21	USD	456	(285)	2,918	(3,203)
Republic of Philippines	1.00%	BNP Paribas S.A.	6/20/21	USD	564	(384)	2,723	(3,107)
Republic of Philippines	1.00%	Citibank N.A.	6/20/21	USD	220	(150)	1,215	(1,365)
Republic of Philippines	1.00%	Citibank N.A.	6/20/21	USD	620	(388)	3,967	(4,355)
Republic of Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	344	(234)	2,592	(2,826)
Republic of Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	61	(42)	366	(408)
Republic of Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	586	(399)	3,242	(3,641)
Republic of South Africa	1.00%	Bank of America N.A.	6/20/21	USD	135	9,087	14,078	(4,991)
Republic of South Africa	1.00%	Barclays Capital, Inc.	6/20/21	USD	150	10,096	14,811	(4,715)
Republic of South Africa	1.00%	Barclays Capital, Inc.	6/20/21	USD	320	21,539	34,666	(13,127)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	75	5,048	8,061	(3,013)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	80	5,385	8,335	(2,950)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	2,066	139,024	169,822	(30,798)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	79	5,284	7,845	(2,561)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	2	135	206	(71)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	873	14,674	20,209	(5,535)

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	45

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Buy Protection (concluded)

Issuer/Index	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid	Unrealized Appreciation (Depreciation)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	2,524	$169,888	$202,249	$(32,361)
Republic of South Africa	1.00%	Goldman Sachs International	6/20/21	USD	75	5,048	8,063	(3,015)
Republic of South Africa	1.00%	HSBC Bank USA N.A.	6/20/21	USD	85	5,721	9,195	(3,474)
Republic of South Africa	1.00%	HSBC Bank USA N.A.	6/20/21	USD	90	6,058	9,636	(3,578)
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	195	13,125	20,105	(6,980)
Markit CMBX North America, Series 8	3.00%	Deutsche Bank AG	10/17/57	USD	5,000	746,154	966,411	(220,257)
Total						$1,244,361	$1,624,029	$(379,668)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Dow Jones CDX North America Investment Grade, Series 9	5.00%	Bank of America N.A.	12/20/17	BBB	USD	10,000	$696,101	$(244,972)	$941,073
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	604	(4,553)	(4,807)	254
United Mexican States	1.00%	Citibank N.A.	9/20/20	BBB+	USD	604	(6,977)	(5,990)	(987)
Republic of Brazil	1.00%	Barclays Bank PLC	6/20/21	BB	USD	95	(8,053)	(10,186)	2,133
Markit CMBX North America, Series 7	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	10,000	(691,530)	(546,521)	(145,009)
Markit CMBX North America, Series 7	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	5,000	(345,765)	(272,878)	(72,887)
Markit CMBX North America, Series 7	3.00%	Barclays Bank PLC	1/17/47	BBB-	USD	10,000	(691,530)	(264,659)	(426,871)
Markit CMBX North America, Series 8	2.00%	Morgan Stanley Capital Services LLC	10/17/57	A	USD	5,000	(337,565)	(582,461)	244,896
Markit CMBX North America, Series 8	3.00%	Credit Suisse International	10/17/57	BBB-	USD	5,000	(746,570)	(523,231)	(223,339)

46	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Credit Default Swaps — Sell Protection (concluded)

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums (Received)	Unrealized Appreciation (Depreciation)
Markit CMBX North America, Series 8	3.00%	Goldman Sachs International	10/17/57	BBB-	USD	10,000	$(1,493,141)	$(1,112,307)	$(380,834)
Markit CMBX North America, Series 9	2.00%	Credit Suisse International	9/17/58	A	USD	2,500	(209,829)	(359,569)	149,740
Markit CMBX North America, Series 9	2.00%	Morgan Stanley Capital Services LLC	9/17/58	A	USD	2,500	(209,829)	(356,097)	146,268
Markit CMBX North America, Series 9	2.00%	Morgan Stanley Capital Services LLC	9/17/58	A	USD	5,000	(419,659)	(705,563)	285,904
Markit CMBX North America, Series 9	3.00%	Morgan Stanley Capital Services LLC	9/17/58	BBB-	USD	2,500	(419,456)	(575,520)	156,064
Total							$(4,888,356)	$(5,564,761)	$676,405

[1] Using S&P’s rating of the issuer of the issuer or the underlying securities of the index, as applicable.
[2] The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.64[1]	1-Day CPOVER	Credit Suisse International	N/A	08/22/16	COP	1,713,519	$(652)	—	$(652)
1.69[2]	3-Month KRWCD	Deutsche Bank AG	N/A	11/10/17	KRW	911,735	(4,871)	—	(4,871)
1.92[1]	3-Month KRWCD	Deutsche Bank AG	N/A	11/10/17	KRW	911,735	7,664	—	7,664
12.24[1]	1-Day BZOVER	Bank of America N.A.	N/A	01/02/19	BRL	9,431	440	—	440
12.29[1]	1-Day BZOVER	Bank of America N.A.	N/A	01/02/19	BRL	2,672	96	—	96
12.31[1]	1-Day BZOVER	JPMorgan Chase Bank N.A.	N/A	01/02/19	BRL	2,574	1,330	—	1,330
12.46[1]	1-Day BZOVER	Bank of America N.A.	N/A	01/02/19	BRL	2,677	3,064	—	3,064
12.52[1]	1-Day BZOVER	JPMorgan Chase Bank N.A.	N/A	01/02/19	BRL	2,676	4,242	—	4,242
12.73[1]	1-Day BZOVER	JPMorgan Chase Bank N.A.	N/A	01/04/21	BRL	460	5,299	—	5,299
12.75[1]	1-Day BZOVER	Citibank N.A.	N/A	01/04/21	BRL	672	7,853	—	7,853
2.73[1]	7-Day China Fixing Repo	Bank of America N.A.	N/A	05/12/21	CNY	1,135	792	—	792

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	47

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaps (continued)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.74[1]	7-Day China Fixing Repo	Bank of America N.A.	N/A	05/12/21	CNY	1,815	$1,459	—	$1,459
2.75[1]	7-Day China Fixing Repo	Bank of America N.A.	N/A	05/12/21	CNY	1,135	993	—	993
2.75[1]	7-Day China Fixing Repo	Bank of America N.A.	N/A	05/12/21	CNY	1,816	1,588	—	1,588
2.75[1]	7-Day China Fixing Repo	Bank of America N.A.	N/A	05/12/21	CNY	2,270	1,985	—	1,985
2.75[1]	7-Day China Fixing Repo	Bank of America N.A.	N/A	05/12/21	CNY	2,270	1,985	—	1,985
2.77[1]	7-Day China Fixing Repo	Bank of America N.A.	N/A	05/12/21	CNY	2,840	2,926	—	2,926
12.37[1]	1-Day BZOVER	Citibank N.A.	N/A	01/02/23	BRL	674	7,454	—	7,454
12.50[1]	1-Day BZOVER	JPMorgan Chase Bank N.A.	N/A	01/02/23	BRL	2,703	36,621	—	36,621
12.62[1]	1-Day BZOVER	Bank of America N.A.	N/A	01/02/23	BRL	166	2,628	—	2,628
12.73[1]	1-Day BZOVER	Bank of America N.A.	N/A	01/02/23	BRL	143	2,570	—	2,570
12.75[1]	1-Day BZOVER	Citibank N.A.	N/A	01/02/23	BRL	145	2,674	—	2,674
12.92[1]	1-Day BZOVER	Bank of America N.A.	N/A	01/02/23	BRL	623	13,533	—	13,533

48	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

OTC Interest Rate Swaps (concluded)

Fixed Rate	Floating Rate	Counterparty	Effective Date	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.32[1]	1-Month MXIBTIIE	Morgan Stanley Capital Services LLC	N/A	07/17/25	MXN	5,813	$3,576	$(23)	$3,599
6.33[1]	1-Month MXIBTIIE	Citibank N.A.	N/A	07/17/25	MXN	2,897	1,835	(15)	1,850
6.32[1]	1-Month MXIBTIIE	Goldman Sachs International	N/A	08/06/25	MXN	8,688	5,495	(41)	5,536
6.31[2]	1-Month MXIBTIIE	Deutsche Bank AG	N/A	08/11/25	MXN	6,393	(3,618)	—	(3,618)
6.31[2]	1-Month MXIBTIIE	Bank of America N.A.	N/A	08/11/25	MXN	1,723	(993)	—	(993)
6.31[2]	1-Month MXIBTIIE	Bank of America N.A.	N/A	08/11/25	MXN	1,723	(993)	—	(993)
6.26[1]	1-Month MXIBTIIE	Bank of America N.A.	N/A	06/15/26	MXN	38,640	8,621	—	8,621
7.02[1]	1-Day CPOVER	Citibank N.A.	N/A	07/15/26	COP	558,515	1,559	—	1,559
7.02[1]	1-Day CPOVER	Citibank N.A.	N/A	07/18/26	COP	837,773	2,324	—	2,324
7.02[1]	1-Day CPOVER	Goldman Sachs International	N/A	07/19/26	COP	878,640	2,439	—	2,439
7.00[1]	1-Day CPOVER	Credit Suisse International	N/A	07/22/26	COP	551,455	1,266	—	1,266
7.05[1]	1-Day CPOVER	Credit Suisse International	N/A	07/22/26	COP	551,455	1,923	—	1,923
6.84[1]	1-Day CPOVER	Citibank N.A.	N/A	07/29/26	COP	2,863,790	(4,382)	—	(4,382)
Total							$120,725	$(79)	$120,804

[1] Trust pays the floating rate and receives the fixed rate.
[2] Trust pays the fixed rate and receives the floating rate.

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	49

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$191,735,580	$29,040,139	$220,775,719
Common Stocks	$3,014,323	122,815	561	3,137,699
Corporate Bonds	—	386,600,394	—	386,600,394
Floating Rate Loan Interests	—	17,656,071	29,459,401	47,115,472
Foreign Agency Obligations	—	36,486,695	—	36,486,695
Non-Agency Mortgage-Backed Securities	—	188,654,694	29,030,143	217,684,837
Preferred Securities	16,594,167	115,505,389	1,644,831	133,744,387
U.S. Treasury Obligations	—	52,621,755	—	52,621,755
Short-Term Securities:
Money Market Fund	36,588,973	—	—	36,588,973
Options Purchased:
Foreign currency exchange contracts	—	364,338	—	364,338

Total	$56,197,463	$989,747,731	$89,175,075	$1,135,120,269

50	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$1,927,956	—	$1,927,956
Foreign currency exchange contracts	—	1,312,209	—	1,312,209
Interest rate contracts	$3,448	144,280	—	147,728
Liabilities:
Credit contracts	—	(1,650,093)	—	(1,650,093)
Foreign currency exchange contracts	—	(1,032,736)	—	(1,032,736)
Interest rate contracts	(223,054)	(41,431)	—	(264,485)

Total	$(219,606)	$660,185	—	$440,579

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$13,191	—	—	$13,191
Cash pledged:
Collateral — OTC derivatives	6,130,000	—	—	6,130,000
Centrally cleared swaps	1,590	—	—	1,590
Futures contracts	137,400	—	—	137,400
Foreign currency at value	3,959,238	—	—	3,959,238
Liabilities:
Cash received:
Collateral — OTC derivatives	—	$(1,536,630)	—	(1,536,630)
Collateral — reverse repurchase agreements	—	(3,723,000)	—	(3,723,000)
Reverse repurchase agreements	—	(423,126,377)	—	(423,126,377)

Total	$10,241,419	$(428,386,007)	—	$(418,144,588)

During the period ended July 31, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	51

Schedule of Investments (continued)	BlackRock Multi-Sector Income Trust (BIT)

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Common Stocks	Total
Assets:
Opening balance, as of October 31, 2015	$65,179,443	$515,294	$41,246,750	$26,217,944	$1,833,459	—	$134,992,890
Transfers into Level 3[1]	3,957,160	—	—	7,499,925	—	—	11,457,085
Transfers out of Level 3[2]	(15,405,394)	(515,294)	(131,750)	—	—	—	(16,052,438)
Accrued discounts/premiums	7,656	—	(157,143)	193,858	—	—	44,371
Net realized gain (loss)	(8,507,477)	—	(227,940)	290,479	—	—	(8,444,938)
Net change in unrealized Appreciation (depreciation)[3]	57,430	—	(7,226,872)	65,759	(188,628)	$(8,074)	(7,300,385)
Purchases	13,900,300	—	562,258	—	—	8,635	14,471,193
Sales	(30,148,979)	—	(4,605,902)	(5,237,822)	—	—	(39,992,703)

Closing Balance, as of July 31, 2016	$29,040,139	—	$29,459,401	$29,030,143	$1,644,831	$561	$89,175,075

Net change in unrealized appreciation (depreciation) on investments still held at July 31, 2016[4]	$(1,354,490)	—	$(7,260,181)	$4,420	$(188,629)	$(8,074)	($8,806,954)

[1]

As of October 31, 2015, the Trust used observable inputs in determining the value of certain investments. As of July 31, 2016, the Trust used significant unobservable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 2 to Level 3 in the disclosure hierarchy.

[2]

As of October 31, 2015, the Trust used significant unobservable inputs in determining the value of certain investments. As of July 31, 2016, the Trust used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy.

[3]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held July 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $83,219,955.

	Value	Valuation Techniques		Unobservable Inputs		Unobservable Inputs Utilized
Assets:
Common Stocks	$561	Cost	[1]	N/A		—
Floating Rate Loan Interests	4,309,728	Discounted Cash Flow		Discount Rate		15%
Preferred Stocks	1,644,831	Market Comparables		Illiquidity Discount	[2]	200 bp

Total	$5,955,120

52	BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016

Schedule of Investments (concluded)	BlackRock Multi-Sector Income Trust (BIT)

[1]

The Trust fair values certain of its Level 3 investments using acquisition cost, although the transaction may not have occurred during the current reporting period. These investments are generally privately held investments. There may not be a secondary market, and/or there are a limited number of investors. The determination to fair value such investments at cost is based upon factors consistent with the principles of fair value measurement that are reasonably available to the Global Valuation Committee, or its delegate. Valuations are reviewed utilizing available market information to determine if the carrying value should be adjusted. Such market data may include, but is not limited to, observations of the trading multiples of public companies considered comparable to the private companies being valued, financial or operational information released by the company, and/or news or corporate events that affect the investment. Valuations may be adjusted to account for company-specific issues, the lack of liquidity inherent in a nonpublic investment and the fact that comparable public companies are not identical to the investments being fair valued by the Trust.

[2]	Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

BLACKROCK MULTI-SECTOR INCOME TRUST	JULY 31, 2016	53

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Sector Income Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date:	September 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Multi-Sector Income Trust

Date:	September 21, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Multi-Sector Income Trust

Date:	September 21, 2016